UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Angus NG Macdonald
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Baillie Gifford Funds

International Equity Fund
International Choice Fund
EAFE Fund
EAFE Choice Fund
Emerging Markets Fund
Global Alpha Equity Fund

Semi-Annual Report
June 30, 2013
(unaudited)

Fund Expenses (unaudited)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford International Choice Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford Emerging Markets Fund and/or the Baillie Gifford Global Alpha Equity Fund (together, the “Funds”), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1

Fund Expenses (unaudited)(continued)

	Beginning Account Value 1/01/2013	Ending Account Value 6/30/13	Annualized Expense Ratios Based on the Period 1/01/13 to 6/30/13	Expenses Paid During the Period 1/01/13 to 6/30/13
Baillie Gifford International Equity - Class 1
Actual	$1,000.00	$987.52	0.79%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96

Baillie Gifford International Equity - Class 2
Actual	$1,000.00	$989.41	0.61%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

Baillie Gifford International Equity - Class 3
Actual	$1,000.00	$989.54	0.54%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71

Baillie Gifford International Equity - Class 4
Actual	$1,000.00	$988.84	0.51%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56

Baillie Gifford International Choice - Class 2*
Actual	$1,000.00	$976.36	0.80%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.10

Baillie Gifford International Choice - Class 3**
Actual	$1,000.00	$943.48	0.63%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

Baillie Gifford EAFE - Class 1
Actual	$1,000.00	$1,016.15	0.79%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96

Baillie Gifford EAFE - Class 2
Actual	$1,000.00	$1,017.21	0.61%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

Baillie Gifford EAFE - Class 3
Actual	$1,000.00	$1,017.17	0.54%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71

Baillie Gifford EAFE - Class 5
Actual	$1,000.00	$1,018.15	0.46%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	0.46%	$2.31

Baillie Gifford EAFE Choice - Class 2
Actual	$1,000.00	$1,050.94	0.70%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Baillie Gifford Emerging Markets - Class II*
Actual	$1,000.00	$956.41	0.87%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	0.87%	$4.36

2

Fund Expenses (unaudited)(concluded)

Baillie Gifford Emerging Markets - Class III
Actual	$1,000.00	$921.34	0.73%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.73%	$3.66

Baillie Gifford Global Alpha Equity - Class 1
Actual	$1,000.00	$1,091.32	0.86%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	0.86%	$4.31

Baillie Gifford Global Alpha Equity - Class 2***
Actual	$1,000.00	$1,074.46	0.70%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Baillie Gifford Global Alpha Equity - Class 3
Actual	$1,000.00	$1,092.56	0.61%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

*	Commencement of investment operations April 9, 2013.
**	Commencement of investment operations April 30, 2013.
***	Commencement of investment operations January 6, 2013.

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/13. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

3

INDUSTRY DIVERSIFICATION TABLE

June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Value	% of Total Net Assets

Aerospace/Defense	$12,548,761	0.6%
Airlines	35,856,326	1.7
Apparel	67,272,059	3.2
Auto Manufacturers	67,727,681	3.2
Banks	190,084,526	9.1
Beverages, Food & Tobacco	83,446,019	4.0
Biotechnology	18,811,122	0.9
Chemicals	19,798,605	0.9
Commercial Services	122,811,892	5.9
Construction & Building Materials	54,883,257	2.6
Distribution/Wholesale	57,573,006	2.7
Diversified Financial Services	86,952,620	4.1
Diversified Industrials	19,929,246	1.0
Electronic & Electrical Equipment	105,712,132	5.0
Engineering & Construction	14,859,513	0.7
Engineering & Machinery	111,248,156	5.3
Food Producers & Processors	168,758,993	8.0
Healthcare - Products	45,843,034	2.2
Insurance	131,062,156	6.3
Internet	104,677,527	5.0
Investment Companies	13,755,158	0.7
Machinery - Diversified	20,247,295	1.0
Media & Photography	79,018,210	3.8
Mining & Metals	88,788,196	4.2
Oil & Gas	124,048,850	5.9
Retailers - General	30,240,841	1.4
Semiconductors	115,004,418	5.5
Software	19,886,358	0.9
Telecommunication Services	19,957,659	1.0
Transportation	22,205,972	1.1
Travel & Leisure	18,238,077	0.9

Total Value of Investments	2,071,247,665	98.8
Other assets less liabilities	26,093,748	1.2
Net Assets	$2,097,341,413	100.0%

The accompanying notes are an integral part of the financial statements.	4

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 98.2%
ARGENTINA - 1.7%
MercadoLibre, Inc.	338,900	$36,519,864

AUSTRALIA - 3.6%
Brambles Ltd.	3,046,989	25,954,705
Cochlear Ltd.	285,039	15,997,562
Treasury Wine Estates Ltd.	2,662,158	14,146,040
Woolworths Ltd.	665,267	19,929,246
		76,027,553
BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	187,155	14,096,221

BERMUDA - 0.7%
Seadrill Ltd.	349,678	14,083,767

BRAZIL - 0.6%
Embraer SA ADR	340,167	12,548,761

CANADA - 3.4%
Cenovus Energy, Inc.	346,701	9,889,731
Fairfax Financial Holdings Ltd.	90,368	35,536,269
Ritchie Bros. Auctioneers, Inc.	795,218	15,273,272
Westport Innovations, Inc. (a)	324,929	10,952,489
		71,651,761
CHINA - 7.9%
Baidu, Inc. ADR (a)	256,664	24,262,448
China Mobile Ltd.	1,927,000	19,957,659
China Shenhua Energy Co., Ltd., H Shares, Class H	6,528,500	16,595,941
Hang Seng Bank Ltd.	1,310,700	19,302,170
Hong Kong Exchanges and Clearing Ltd.	2,122,400	31,877,131
Kunlun Energy Co., Ltd.	16,588,000	29,282,916
Want Want China Holdings Ltd.	16,964,000	23,777,473
		165,055,738
DENMARK - 2.0%
DSV A/S	911,571	22,205,972
Novozymes A/S, B Shares	587,293	18,811,122
		41,017,094
FINLAND - 3.5%
Kone Oyj, B Shares	551,155	43,717,071
Sampo Oyj, A Shares	744,067	28,973,709
		72,690,780
FRANCE - 3.3%
Compagnie Generale d’Optique Essillor International SA	280,141	29,845,472
Edenred	635,501	19,458,758
Lafarge SA	322,538	19,804,717
		69,108,947
GERMANY - 4.3%
Brenntag AG	130,261	19,798,605
Continental AG	166,609	22,210,375
Deutsche Boerse AG	396,580	26,078,290
Sky Deutschland AG (a)	3,227,118	22,414,911
		90,502,181

The accompanying notes are an integral part of the financial statements.	5

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

INDIA - 0.7%
IDFC, Ltd. (a)	6,421,969	$13,755,158

IRELAND - 3.4%
CRH Plc.	826,064	16,761,925
James Hardie Industries Plc. SE CDI	2,133,078	18,316,615
Ryanair Holdings Plc. ADR	695,834	35,856,326
		70,934,866
JAPAN - 9.9%
FANUC Corp.	139,900	20,247,295
Fast Retailing Co., Ltd.	72,500	24,469,083
Mitsui & Co., Ltd.	1,003,800	12,587,862
Olympus Corp. (a)	813,700	24,726,230
Rakuten, Inc.	2,522,600	29,829,704
Shimano, Inc.	214,100	18,238,078
SMC Corp.	129,800	26,021,733
Tokyo Electron Ltd.	283,400	14,328,566
Toyota Tsusho Corp.	669,900	17,225,074
Trend Micro, Inc.	625,500	19,886,358
		207,559,983
NETHERLANDS - 2.9%
Heineken Holding NV	478,912	26,841,292
Unilever NV CVA	840,789	33,096,902
		59,938,194
NORWAY - 0.7%
Aker Solutions ASA	1,088,449	14,859,513

PERU - 1.0%
Credicorp Ltd.	167,015	21,371,240

PORTUGAL - 0.3%
Galp Energia, SGPS, SA	477,745	7,082,061

RUSSIA - 2.4%
Magnit OJSC GDR Reg S	584,200	33,349,866
Sberbank of Russia ADR	1,488,930	16,894,178
		50,244,044
SINGAPORE - 1.6%
United Overseas Bank Ltd.	2,149,175	33,561,759

SOUTH AFRICA - 3.5%
Massmart Holdings Ltd.	983,469	17,838,655
Naspers Ltd., N Shares	766,861	56,603,299
		74,441,954
SOUTH KOREA - 3.9%
Hyundai Mobis	59,368	14,133,905
NHN Corp.	55,401	14,065,511
Samsung Electronics Co., Ltd.	45,529	53,215,399
		81,414,815
SPAIN - 1.5%
Inditex SA	249,831	30,815,314

The accompanying notes are an integral part of the financial statements.	6

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SWEDEN - 5.4%
Atlas Copco AB, B Shares	1,939,623	$41,509,352
Svenska Handelsbanken AB, A Shares	1,308,889	52,439,925
Volvo AB, B Shares	1,531,041	20,430,911
		114,380,188
SWITZERLAND - 2.9%
Nestle SA	921,112	60,443,738

TAIWAN - 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,200,023	15,524,502
Taiwan Semiconductor Manufacturing Co., Ltd.	17,860,000	64,654,919
		80,179,421
TURKEY - 1.6%
BIM Birlesik Magazalar A/S	834,084	18,091,015
Turkiye Garanti Bankasi A/S	3,727,967	16,250,161
		34,341,176
UNITED KINGDOM - 20.4%
Amlin Plc.	3,687,822	22,061,677
Antofagasta Plc.	1,172,755	14,210,470
ARM Holdings Plc.	2,977,638	36,020,933
BG Group Plc.	1,065,648	18,109,792
BHP Billiton Plc.	619,699	15,801,077
British American Tobacco Plc.	827,818	42,458,687
Burberry Group Plc.	582,700	11,987,661
Capita Plc.	2,024,258	29,754,755
Experian Plc.	1,862,523	32,370,402
Hargreaves Lansdown Plc.	1,103,172	14,900,978
Petrofac Ltd.	846,142	15,402,674
Premier Farnell Plc.	3,987,052	12,246,001
Prudential Plc.	1,934,385	31,574,722
Rio Tinto Plc.	1,037,166	42,180,707
St James’s Place Plc.	1,574,539	12,915,779
Standard Chartered Plc.	856,883	18,603,372
Tullow Oil Plc.	1,983,715	30,197,909
Wolseley Plc.	601,651	27,760,071
		428,557,667
UNITED STATES - 0.6%
PriceSmart, Inc.	141,529	12,402,186

Total Common Stocks (cost $1,795,149,877)		2,059,585,944

PREFERRED STOCKS - 0.6%
BRAZIL - 0.6%
Itau Unibanco Holding SA ADR (cost $15,416,120)	902,610	11,661,721

TOTAL INVESTMENTS - 98.8% (cost $1,810,565,997)		2,071,247,665
Other assets less liabilities - 1.2%		26,093,748
NET ASSETS - 100.0%		$2,097,341,413

(a) Non-income producing security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.	7

PORTFOLIO OF INVESTMENTS (concluded)

June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

CDI – Chess Depositary Interest.
CVA - Certificate Van Aandelen (Bearer).
GDR - Global Depository Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	8

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,810,565,997)	$2,071,247,665
Cash	27,357,029
Foreign cash, at value (cost $553,187)	551,624
Dividends receivable	2,257,224
Tax reclaims receivable	1,544,075

Total Assets	2,102,957,617

LIABILITIES
Capital Shares payable	2,500,000
Management fee payable	1,366,687
Servicing fee payable	1,206,486
Accrued expenses	543,031

Total Liabilities	5,616,204

NET ASSETS	$2,097,341,413

COMPOSITION OF NET ASSETS
Paid-in capital	$1,851,013,229
Undistributed net investment income	23,578,813
Accumulated net realized loss on investments and foreign currency transactions	(37,890,021)
Net unrealized appreciation in value of investments and foreign currencies	260,639,392
$2,097,341,413

NET ASSET VALUE, PER SHARE

Class 1 ($60,513,758 / 5,878,990 shares outstanding), unlimited authorized, no par value	$10.29
Maximum Purchase Price Per Share (Note D)	$10.31
Minimum Redemption Price Per Share (Note D)	$10.27

Class 2 ($597,571,612 / 58,145,692 shares outstanding), unlimited authorized, no par value	$10.28
Maximum Purchase Price Per Share (Note D)	$10.30
Minimum Redemption Price Per Share (Note D)	$10.26

Class 3 ($959,412,239 / 92,201,703 shares outstanding), unlimited authorized, no par value	$10.41
Maximum Purchase Price Per Share (Note D)	$10.43
Minimum Redemption Price Per Share (Note D)	$10.39

Class 4 ($479,843,804 / 45,120,527 shares outstanding), unlimited authorized, no par value	$10.63
Maximum Purchase Price Per Share (Note D)	$10.65
Minimum Redemption Price Per Share (Note D)	$10.61

The accompanying notes are an integral part of the financial statements.	9

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,667,717)	$31,551,757
Interest	162
Total Investment Income	31,551,919

EXPENSES
Management fee (Note B)	2,693,699
Shareholder Servicing fees - Class 1 Shares (Note B)	140,725
Shareholder Servicing fees - Class 2 Shares (Note B)	890,508
Shareholder Servicing fees - Class 3 Shares (Note B)	931,712
Shareholder Servicing fees - Class 4 Shares (Note B)	425,907
Fund Accounting	571,220
Custody	200,027
Legal	92,324
Trustees’ fees	35,639
Professional fees	21,286
Transfer Agency	20,561
Insurance	18,999
Miscellaneous	4,446
Total Expenses	6,047,053

Net Investment Income	25,504,866

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(18,436,200)
In-kind transactions	499,670
Foreign currency transactions	(154,726)
(18,091,256)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,797,126)
Translation of assets and liabilities in foreign currencies	(378,563)
(31,175,689)

Net realized and unrealized loss on investments and foreign currency transactions	(49,266,945)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(23,762,079)

The accompanying notes are an integral part of the financial statements.	10

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,504,866	$36,978,146
Net realized loss from investments and foreign currency transactions	(18,091,256)	(27,992,641)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(31,175,689)	319,771,176
Net increase (decrease) in net assets from operations	(23,762,079)	328,756,681

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(854,941)
Class 2	—	(10,667,156)
Class 3	—	(13,666,431)
Class 4	—	(8,324,082)

Total Dividends	—	(33,512,610)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	324,740	57,372,832
Class 2	33,049,604	310,822,024
Class 3	131,708,747	691,940,811
Class 4	—	458,126,968
Purchase premiums:
Class 1	3,615	79,717
Class 2	39,265	652,621
Class 3	53,702	386,643
Class 4	28,714	197,554
Redemption fees:
Class 1	2,327	6,852
Class 2	24,454	59,689
Class 3	34,717	41,412
Class 4	18,614	21,095
Dividends reinvested:
Class 1	—	621,138
Class 2	—	10,667,156
Class 3	—	13,666,431
Class 4	—	8,324,082
Cost of shares redeemed:
Class 1	(1,026,838)	(72,816,528)
Class 2	(112,285,811)	(615,053,580)
Class 3	(22,133,200)	(302,097,134)
Class 4	(35,218,367)	(11,067,960)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(5,375,717)	551,951,823

Total Increase (Decrease) in Net Assets	(29,137,796)	847,195,894

NET ASSETS
Beginning of period	2,126,479,209	1,279,283,315
End of period (including undistributed (distributions in excess of) net investment income of $23,578,813 and $1,926,053 respectively)	$2,097,341,413	$2,126,479,209

The accompanying notes are an integral part of the financial statements.	11

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Period July 1, 2008(a) through December 31, 2008
Net asset value, beginning of period	$10.42		$8.65		$9.97	$8.86	$6.07		$10.52

From Investment Operations
Net investment income(b)	0.11		0.21		0.17	0.12	0.16		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.24)		1.70		(1.38)	1.15	2.70		(4.42)
Net increase (decrease) in net asset value from investment operations	(0.13)		1.91		(1.21)	1.27	2.86		(4.39)

Dividends to Shareholders
Dividends from net investment income	—		(0.15)		(0.11)	(0.17)	(0.08)		(0.08)
Distributions from net realized gain on investments	—		—		(0.01)	—	—		—
Total Dividends and Distributions	—		(0.15)		(0.12)	(0.17)	(0.08)		(0.08)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(f)	0.01		0.01	0.01	0.01		0.02

Net asset value, end of period	$10.29		$10.42		$8.65	$9.97	$8.86		$6.07

Total Return
Total investment return based on net asset value(c)	(1.25)%		22.17%		(12.07)%	14.44%	47.24%		(41.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,514		$61,940		$63,868	$72,366	$64,512		$63,086
Ratio of net expenses to average net assets(d)	0.79	%*	0.80	%(e)	0.84%	0.86%	0.93	%(d)	0.90	%*(d)
Ratio of net expenses to average net assets, before waiver(d)	0.79	%*	0.83	%(e)	0.84%	0.86%	0.94	%(d)	1.05	%*(d)
Ratio of net investment income to average net assets	2.14	%*	2.19%		1.72%	1.36%	2.17%		1.14	%*
Portfolio turnover rate	9%		13%		11%	24%	17%		71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)	Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 Shares.
(e)	Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund’s average net assets. Shares.
(f)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	12

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Period February 7, 2008(a) through December 31, 2008
Net asset value, beginning of period	$10.39		$8.63		$9.95	$8.84	$6.07		$10.00

From Investment Operations
Net investment income(b)	0.12		0.22		0.16	0.13	0.09		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.23)		1.69		(1.36)	1.15	2.80		(4.03)
Net increase (decrease) in net asset value from investment operations	(0.11)		1.91		(1.20)	1.28	2.89		(3.87)

Dividends to Shareholders
Dividends from net investment income	—		(0.16)		(0.12)	(0.18)	(0.13)		(0.08)
Distributions from net realized gain on investments	—		—		(0.01)	—	—		—
Total Dividends and Distributions	—		(0.16)		(0.13)	(0.18)	(0.13)		(0.08)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(f)	0.01		0.01	0.01	0.01		0.02

Net asset value, end of period	$10.28		$10.39		$8.63	$9.95	$8.84		$6.07

Total Return
Total investment return based on net asset value(c)	(1.06)%		22.33%		(11.94)%	14.65%	47.76%		(38.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$597,572		$682,452		$831,065	$447,232	$214,722		$50,756
Ratio of net expenses to average net assets	0.61	%*	0.62	%(e)	0.67%	0.68%	0.70	%(d)	0.72	%*(d)

Ratio of net expenses to average net assets, before waiver	0.61	%*	0.64	%(e)	0.67%	0.68%	0.70	%(d)	0.94	%*(d)
Ratio of net investment income to average net assets	2.26	%*	2.27%		1.74%	1.43%	1.12%		1.84	%*
Portfolio turnover rate	9%		13%		11%	24%	17%		71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)	Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.72% for Class 2 Shares.
(e)	Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund’s average net assets. Shares.
(f)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	13

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period September 1, 2010(a) through December 31, 2010
Net asset value, beginning of period	$10.52		$8.73		$10.06	$8.53

From Investment Operations
Net investment income(b)	0.13		0.17		0.17	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.24)		1.78		(1.37)	1.69
Net increase (decrease) in net asset value from investment operations	(0.11)		1.95		(1.20)	1.71

Dividends to Shareholders
Dividends from net investment income	—		(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		—		(0.01)	—
Total Dividends and Distributions	—		(0.17)		(0.14)	(0.19)

Proceeds from Purchase Premiums and Redemption Fees	0.00	(e)	0.01		0.01	0.01

Net asset value, end of period	$10.41		10.52		$8.73	$10.06

Total Return
Total investment return based on net asset value(c)	(1.05)%		22.50%		(11.85)%	20.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$959,412		$862,591		$367,327	$154,209
Ratio of net expenses to average net assets	0.54	%*	0.56	%(d)	0.60%	0.61%*

Ratio of net expenses to average net assets, before waiver	0.54	%*	0.58	%(d)	0.60%	0.61%*
Ratio of net investment income to average net assets	2.44	%*	1.71%		1.75%	0.76%*
Portfolio turnover rate	9%		13%		11%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)	Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund’s average net assets.Shares.
(e)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	14

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period July 30, 2010(a) through December 31, 2010
Net asset value, beginning of period	$10.75		$8.92		$10.28	$9.00

From Investment Operations
Net investment income(b)	0.13		0.22		0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.25)		1.77		(1.43)	1.42
Net increase (decrease) in net asset value from investment operations	(0.12)		1.99		(1.23)	1.46

Dividends to Shareholders
Dividends from net investment income	—		(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		—		(0.01)	—
Total Dividends and Distributions	—		(0.17)		(0.14)	(0.19)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(e)	0.01		0.01	0.01

Net asset value, end of period	$10.63		10.75		8.92	10.28

Total Return
Total investment return based on net asset value(c)	(1.12)%		22.51%		(11.86)%	16.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$479,844		$519,496		$17,024	$20,955
Ratio of net expenses to average net assets	0.51	%*	0.53	%(d)	0.56%	0.58%*

Ratio of net expenses to average net assets, before waiver	0.51	%*	0.54	%(d)	0.56%	0.58%*
Ratio of net investment income to average net assets	2.39	%*	2.20%		2.03%	0.97%*
Portfolio turnover rate	9%		13%		11%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)	Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund’s average net assets.
(e)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	15

INDUSTRY DIVERSIFICATION TABLE
June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Value	% of Total Net Assets

Apparel	$3,634,561	2.5%
Auto Manufacturers	5,552,610	3.7
Banks	13,571,700	9.2
Beverages, Food & Tobacco	13,828,864	9.4
Biotechnology	2,254,782	1.5
Chemicals	3,060,379	2.1
Commercial Services	3,503,723	2.4
Construction & Building Materials	1,702,605	1.2
Cosmetics/Personal Care	1,862,072	1.3
Distribution/Wholesale	1,217,447	0.8
Diversified Financial Services	3,104,725	2.1
Diversified Industrials	1,326,426	0.9
Electronic & Electrical Equipment	6,279,790	4.2
Engineering & Machinery	10,770,035	7.3
Entertainment	3,597,452	2.4
Food Producers & Processors	4,943,003	3.3
Healthcare - Products	4,023,013	2.7
Holding Companies - Diversified	3,212,611	2.2
Insurance	5,573,243	3.8
Internet	10,358,783	7.0
Investment Companies	4,733,139	3.2
Media & Photography	1,848,983	1.2
Mining & Metals	2,952,103	2.0
Oil & Gas	7,923,933	5.4
Pharmaceuticals	7,153,324	4.8
Retailers - General	7,219,305	4.9
Semiconductors	5,409,229	3.7
Toys/Games/Hobbies	1,658,022	1.1
Travel & Leisure	2,691,841	1.8
Utilities	718,991	0.5

Total Value of Investments	145,686,694	98.6
Other assets less liabilities	2,048,181	1.4
Net Assets	$147,734,875	100.0%

The accompanying notes are an integral part of the financial statements.	16

PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 97.9%
AUSTRALIA - 7.3%
Aristocrat Leisure Ltd.	600,087	$2,345,236
Brambles Ltd.	193,844	1,651,192
Cochlear Ltd.	32,375	1,817,018
Mesoblast Ltd. (a)	163,415	788,554
Seek Ltd.	161,202	1,334,397
Treasury Wine Estates Ltd.	276,406	1,468,752
Woolworths Ltd.	44,278	1,326,426
		10,731,575
BELGIUM - 0.6%
Colruyt SA	17,560	923,984

BRAZIL - 0.8%
Vale SA ADR	87,800	1,154,570

CANADA - 1.8%
Cenovus Energy, Inc.	26,305	750,358
Fairfax Financial Holdings Ltd.	2,904	1,141,968
Potash Corp. of Saskatchewan, Inc.	20,221	771,386
		2,663,712
CHINA - 6.2%
Baidu, Inc. ADR (a)	9,300	879,129
BOC Hong Kong Holdings Ltd.	310,040	948,439
Cafe de Coral Holdings Ltd.	496,298	1,480,162
Jardine Strategic Holdings Ltd.	45,500	1,647,601
Li & Fung Ltd.	893,218	1,217,447
Mindray Medical International Ltd. ADR	33,948	1,271,353
Tsingtao Brewery Co. Ltd., Class H (a)	246,057	1,753,356
		9,197,487
DENMARK - 3.7%
Carlsberg A/S, B Shares	35,319	3,158,088
Novo Nordisk A/S, B Shares	9,870	1,534,414
Novozymes A/S, B Shares	22,771	729,360
		5,421,862
FINLAND - 1.3%
Kone Oyj, B Shares	23,623	1,873,753

FRANCE - 2.1%
BioMerieux	9,646	934,642
Legrand SA	23,417	1,085,729
Total SA	22,837	1,115,426
		3,135,797
GERMANY - 1.5%
Adidas AG	12,704	1,373,280
Celesio AG	38,953	845,578
		2,218,858
INDIA - 1.3%
Gail India Ltd. GDR Reg S	22,729	718,991
Mahindra & Mahindra Ltd. GDR	73,005	1,192,898
		1,911,889
INDONESIA - 1.4%
PT Bank Negara Indonesia Persero Tbk	4,657,000	2,004,440

The accompanying notes are an integral part of the financial statements.	17

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

ITALY - 2.5%
EXOR SpA	52,845	$1,565,010
Fiat Industrial SpA	190,648	2,122,258
		3,687,268
JAPAN - 14.5%
Asahi Group Holdings Ltd.	74,600	1,847,972
Fast Retailing Co., Ltd.	6,700	2,261,281
Kao Corp.	54,700	1,862,072
MS&AD Insurance Group Holdings, Inc.	130,400	3,303,057
Namco Bandai Holdings, Inc.	102,300	1,658,022
Olympus Corp. (a)	66,700	2,026,840
Rakuten, Inc.	99,000	1,170,673
Sankyo Co., Ltd.	26,500	1,252,218
Shimano, Inc.	31,600	2,691,841
SMC Corp.	5,900	1,182,806
THK Co., Ltd.	103,900	2,180,136
		21,436,918
MEXICO - 0.9%
Wal-Mart de Mexico SAB de CV, Series V	493,500	1,383,291

NEW ZEALAND - 1.1%
Trade Me Ltd.	416,461	1,568,594

PHILIPPINES - 0.5%
Puregold Price Club, Inc.	962,000	807,563

SINGAPORE - 1.2%
United Overseas Bank Ltd.	110,000	1,717,772

SOUTH AFRICA - 2.1%
Clicks Group Ltd.	214,551	1,203,121
Naspers Ltd., N Shares	25,050	1,848,983
		3,052,104
SOUTH KOREA - 2.6%
Samsung Electronics Co. Ltd.	4,763	2,768,000
Samsung Fire & Marine Insurance Co., Ltd.	5,540	1,128,218
		3,896,218
SPAIN - 2.8%
Corporacion Financiera Alba SA	33,550	1,484,784
Distribuidora Internacional de Alimentacion SA	356,255	2,691,233
		4,176,017
SWEDEN - 7.8%
Atlas Copco AB, B Shares	124,997	2,675,027
Investment AB Kinnevik, B Shares	63,776	1,635,032
Investor AB, B Shares	60,107	1,613,323
Scania AB, B Shares	111,834	2,237,454
Svenska Handelsbanken AB, A Shares	85,712	3,434,005
		11,594,841
SWITZERLAND - 8.0%
Geberit AG	6,873	1,702,605
Nestle SA	40,765	2,675,016
Roche Holding AG - Genusschein	19,232	4,773,331
Schindler Holding AG, Participating Certificates	11,825	1,645,310
UBS AG (a)	62,485	1,060,610
		11,856,872

The accompanying notes are an integral part of the financial statements.	18

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

TAIWAN - 1.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	330,441	$1,603,092
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,541	1,164,071
		2,767,163
TURKEY - 1.8%
Turkiye Garanti Bankasi A/S ADR	630,343	2,710,475

UNITED KINGDOM - 19.4%
AMEC Plc.	41,876	640,464
ASOS Plc. (a)	46,234	2,837,424
BG Group Plc.	219,444	3,729,266
BHP Billiton Plc.	59,721	1,522,765
Hargreaves Lansdown Plc.	151,333	2,044,114
Imagination Technologies Group Plc (a)	338,900	1,477,158
Imperial Tobacco Group Plc.	32,452	1,125,267
Intertek Group Plc.	41,675	1,852,532
John Wood Group Plc.	136,900	1,688,421
Johnson Matthey Plc.	57,289	2,288,993
Kazakhmys Plc.	69,612	274,768
Mitchells & Butlers Plc. (a)	251,631	1,421,184
Rightmove Plc.	81,019	2,568,565
Standard Chartered Plc.	76,207	1,654,493
Unilever Plc.	56,024	2,267,987
Weir Group Plc. (The)	37,096	1,213,003
		28,606,404
UNITED STATES - 2.8%
Coca-Cola Enterprises, Inc.	50,745	1,784,194
Mettler-Toledo International, Inc. (a)	7,774	1,564,129
Protalix BioTherapeutics, Inc. (a)	150,075	736,868
		4,085,191
Total Common Stocks (cost $148,760,529)		144,584,618

PREFERRED STOCKS - 0.7%
BRAZIL - 0.7%
Itau Unibanco Holding SA ADR (cost $1,275,415)	85,300	1,102,076

TOTAL INVESTMENTS - 98.6% (cost $150,035,944)		145,686,694
Other assets less liabilities - 1.4%		2,048,181
NET ASSETS - 100.0%		$147,734,875

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.	19

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	20

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $150,035,944)	$145,686,694
Cash	26,523,502
Foreign cash, at value (cost $385,972)	387,487
Receivable for investments sold	4,913,231
Dividends receivable	85,094
Tax reclaims receivable	18,303
Other assets	193

Total Assets	177,614,504

LIABILITIES
Payable for investments purchased	29,731,628
Management fee payable	59,126
Servicing fee payable	53,303
Accrued expenses	35,572

Total Liabilities	29,879,629

NET ASSETS	$147,734,875

COMPOSITION OF NET ASSETS
Paid-in capital	$151,606,641
Undistributed net investment income	550,045
Accumulated net realized loss on investments and foreign currency transactions	(77,174)
Net unrealized depreciation in value of investments and foreign currencies	(4,344,637)
$147,734,875

NET ASSET VALUE, PER SHARE

Class 2 ($51,941,362 / 4,836,580 shares outstanding), unlimited authorized, no par value	$10.74
Maximum Purchase Price Per Share (Note D)	$10.76
Minimum Redemption Price Per Share (Note D)	$10.72

Class 3 ($95,793,513 / 8,829,013 shares outstanding), unlimited authorized, no par value	$10.85
Maximum Purchase Price Per Share (Note D)	$10.87
Minimum Redemption Price Per Share (Note D)	$10.83

The accompanying notes are an integral part of the financial statements.	21

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $85,228)	$758,329
Total Investment Income	758,329

EXPENSES
Management fee (Note B)	75,045
Shareholder Servicing fees - Class 1 Shares (Note B)	31,570
Shareholder Servicing fees - Class 2 Shares (Note B)	16,904
Shareholder Servicing fees - Class 3 Shares (Note B)	33,483
Fund Accounting	34,213
Legal	14,118
Custody	5,275
Transfer Agency	3,536
Professional fees	942
Insurance	817
Trustees’ fees	595
Miscellaneous	18
Total Expenses	216,516
Expense waiver (Note B)	(1,267)
Net Expenses	215,249

Net Investment Income	543,080

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(27,009)
Foreign currency transactions	(26,635)
(53,644)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,113,432)
Translation of assets and liabilities in foreign currencies	5,883
(5,107,549)

Net realized and unrealized loss on investments and foreign currency transactions	(5,161,193)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,618,113)

The accompanying notes are an integral part of the financial statements.	22

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Period September 24, 2012(a) through December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$543,080	$13,229
Net realized gain (loss) from investments and foreign currency transactions	(53,644)	238
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,107,549)	762,912
Net increase (decrease) in net assets from operations	(4,618,113)	776,379

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(30,032)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	23,986,930
Class 2	52,311,614	—
Class 3	101,519,199	—
Purchase premiums:
Class 1	—	48,070
Class 2	23,087	—
Class 3	51,323	—
Dividends reinvested:
Class 1	—	30,032
Cost of shares redeemed:
Class 1	(26,363,614)	—

Increase in Net Assets from Transactions in Shares of Beneficial Interest	127,541,609	24,065,032

Total Increase in Net Assets	122,923,496	24,811,379

NET ASSETS
Beginning of period	24,811,379	—
End of period (including undistributed net investment income of $550,045 and $6,965, respectively)	$147,734,875	$24,811,379

(a)	Commencement of investment operations

The accompanying notes are an integral part of the financial statements.	23

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Choice Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Period January 1, 2013 through April 9, 2013(e) (unaudited)		For the Period September 24, 2012(a) through December 31, 2012
Net asset value, beginning of period	$10.32		$10.00

From Investment Operations
Net investment income(b)	0.05		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60		0.30

Net increase (decrease) in net asset value from investment operations	0.65		0.31

Dividends to Shareholders
Dividends from net investment income			(0.01)

Proceeds from Purchase Premiums(b)	—		0.02

Net asset value, end of period	$10.97		$10.32

Total Return
Total investment return based on net asset value(c)	6.30%		3.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$—	(e)	$24,811
Ratio of net expenses to average net assets, after waiver and reimbursement	0.85	%*(d)	0.85	%*(d)
Ratio of net expenses to average net assets, before waiver and reimbursement	0.87	%*(d)	1.43	%*(d)
Ratio of net investment income to average net assets	1.56	%*	0.23	%*
Portfolio turnover rate	4	%**	2%

*	Annualized.
**	Calculated for the six months ended June 30, 2013.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)	Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through April 30, 2013 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.85% for Class 1 Shares.
(e)	All shares of this class were redeemed at $10.97 on April 9, 2013.

The accompanying notes are an integral part of the financial statements.	24

FINANCIAL HIGHLIGHTS	Baillie Gifford International Choice Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Period April 9, 2013(a) through June 30, 2013 (unaudited)
Net asset value, beginning of period	$11.00

From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)
Net increase (decrease) in net asset value from investment operations	(0.27)

Proceeds from Purchase Premiums(b)	0.01

Net asset value, end of period	$10.74

Total Return
Total investment return based on net asset value(c)	(2.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,941
Ratio of net expenses to average net assets	0.80	%*
Ratio of net investment income to average net assets	2.18	%*
Portfolio turnover rate	4	%**

*	Annualized.
**	Calculated for the six months ended June 30, 2013.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	25

FINANCIAL HIGHLIGHTS	Baillie Gifford International Choice Fund

Selected data for a Class 3 Share outstanding throughout each period:

For the Period May 1, 2013(a) through June 30, 2013 (unaudited)
Net asset value, beginning of period	$11.50

From Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.69)
Net increase (decrease) in net asset value from investment operations	(0.66)

Proceeds from Purchase Premiums(b)	0.01

Net asset value, end of period	$10.85

Total Return
Total investment return based on net asset value(c)	(5.65)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,794
Ratio of net expenses to average net assets	0.63%*
Ratio of net investment income to average net assets	1.77%*
Portfolio turnover rate	4%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	26

INDUSTRY DIVERSIFICATION TABLE
June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Value	% of Total Net Assets

Aerospace/Defense	$92,721,284	4.8%
Apparel	64,368,140	3.3
Auto Manufacturers	80,104,178	4.1
Banks	212,480,433	10.9
Beverages, Food & Tobacco	64,932,597	3.3
Biotechnology	29,488,294	1.5
Chemicals	57,105,307	2.9
Commercial Services	51,541,210	2.7
Computers	8,460,722	0.4
Construction & Building Materials	53,511,420	2.8
Cosmetics/Personal Care	57,695,677	3.0
Diversified Financial Services	52,869,415	2.7
Diversified Industrials	26,122,811	1.4
Electronic & Electrical Equipment	39,137,035	2.0
Energy - Alternate Sources	5,126,821	0.3
Engineering & Machinery	146,782,610	7.6
Food Producers & Processors	9,833,797	0.5
Healthcare - Products	52,760,410	2.7
Insurance	110,687,747	5.7
Internet	295,386,782	15.2
Investment Companies	11,432,173	0.6
Media & Photography	17,416,974	0.9
Mining & Metals	21,933,594	1.1
Oil & Gas	35,568,550	1.8
Pharmaceuticals	49,672,273	2.6
Retail	671,489	0.0
Retailers - General	121,281,525	6.2
Semiconductors	90,580,213	4.7
Telecommunication Services	48,046,498	2.5
Toys/Games/Hobbies	10,325,927	0.5

Total Value of Investments	1,918,045,906	98.7
Other assets less liabilities	25,416,816	1.3
Net Assets	$1,943,462,722	100.0%

The accompanying notes are an integral part of the financial statements.	27

PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 97.0%
ARGENTINA - 0.8%
MercadoLibre, Inc.	150,300	$16,196,328

AUSTRALIA - 2.9%
Brambles Ltd.	1,891,978	16,116,149
Cochlear Ltd.	143,913	8,076,990
Fortescue Metals Group Ltd.	6,748,596	18,577,905
Woodside Petroleum Ltd.	391,866	12,480,154
		55,251,198
BRAZIL - 0.7%
BM&F Bovespa SA	2,510,000	13,791,023

CHILE - 0.4%
Sociedad Quimica y Minera de Chile SA ADR	189,500	7,655,800

CHINA - 12.9%
AIA Group Ltd.	10,236,200	43,125,120
Baidu, Inc. ADR (a)	930,846	87,992,872
CNOOC Ltd.	4,539,000	7,602,451
Hong Kong Exchanges and Clearing Ltd.	1,174,300	17,637,257
New Oriental Education & Technology Group	482,000	10,676,300
Tencent Holdings Ltd.	1,872,000	73,096,430
Youku Tudou, Inc. ADR (a)	501,166	9,617,376
		249,747,806
DENMARK - 3.6%
Novo Nordisk A/S, B Shares	319,513	49,672,273
Novozymes A/S, B Shares	643,490	20,611,124
		70,283,397
FRANCE - 7.3%
Compagnie Generale d’Optique Essillor International SA	296,066	31,542,079
Groupe Fnac SA (a)	31,649	671,479
L’Oreal SA	350,982	57,695,677
PPR	253,188	51,520,238
		141,429,473
GERMANY - 2.7%
Aixtron SE NA (a)	854,909	14,343,130
HeidelbergCement AG	227,675	15,254,351
SMA Solar Technology AG	172,524	5,126,821
Volkswagen AG	94,516	18,376,188
		53,100,490
INDIA - 0.5%
Housing Development Finance Corp.	616,900	9,081,878

IRELAND - 0.6%
James Hardie Industries SE CDI	1,292,501	11,098,630

ITALY - 4.0%
Fiat SpA (a)	6,055,757	42,232,784
UniCredit SpA	7,762,931	36,290,626
		78,523,410

The accompanying notes are an integral part of the financial statements.	28

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 9.3%
Gree, Inc.	1,335,800	$11,852,228
Kyocera Corp.	124,700	12,687,711
Rakuten, Inc.	4,833,700	57,158,424
Sanrio Co., Ltd.	222,600	10,325,927
SMC Corp.	179,100	35,905,180
Softbank Corp.	825,400	48,046,498
Yamada Denki Co., Ltd.	121,170	4,906,086
		180,882,054
LUXEMBOURG - 0.0%
Reinet Investments SCA (a)	43,081	768,803

NETHERLANDS - 1.0%
ASML Holding NV	126,937	10,020,451
Gemalto NV	93,445	8,460,722
		18,481,173
NORWAY - 0.9%
Schibsted ASA	402,117	17,416,974

PERU - 1.0%
Credicorp Ltd.	158,129	20,234,187

PORTUGAL - 1.0%
Jeronimo Martins SGPS SA	935,537	19,717,781

RUSSIA - 0.5%
Mail.ru Group Ltd. GDR Reg S	306,205	8,775,835

SINGAPORE - 0.6%
Singapore Exchange Ltd.	2,236,000	12,359,257

SOUTH AFRICA - 0.2%
Impala Platinum Holdings Ltd.	356,300	3,355,689

SOUTH KOREA - 3.0%
Celltrion, Inc.	242,540	8,877,170
NHN Corp.	86,753	22,025,329
Samsung Electronics Co., Ltd.	22,629	26,449,324
		57,351,823
SPAIN - 6.5%
Banco Popular Espanol SA (a)	5,499,007	16,834,380
Banco Santander SA	4,593,748	29,396,370
Distribuidora Internacional de Alimentacion SA	2,152,583	16,261,113
Inditex SA	521,856	64,368,140
		126,860,003
SWEDEN - 9.2%
Alfa Laval AB	1,278,942	26,122,811
Atlas Copco AB, A Shares	2,733,144	65,873,771
Elekta AB, B Shares	864,644	13,141,341
Investment AB Kinnevik, B Shares	415,935	10,663,371
Sandvik AB	1,825,643	21,804,246
Svenska Handelsbanken AB, A Shares	1,047,443	41,965,233
		179,570,773

The accompanying notes are an integral part of the financial statements.	29

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

SWITZERLAND - 8.5%
ABB Ltd. (a)	1,070,975	$23,199,414
Compagnie Financiere Richemont SA, Br A	613,990	54,146,732
Geberit AG	109,632	27,158,439
Swatch Group AG (The)	19,604	10,708,470
Syngenta AG	126,807	49,449,507
		164,662,562
TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	810,706	14,852,134

TURKEY - 1.2%
BIM Birlesik Magazalar A/S	453,386	9,833,797
Turkiye Garanti Bankasi A/S	3,250,459	14,168,710
		24,002,507
UNITED KINGDOM - 16.9%
Aggreko Plc.	990,163	24,748,760
ARM Holdings Plc.	4,246,000	51,364,498
ASOS Plc. (a)	141,304	8,671,960
BG Group Plc.	911,251	15,485,945
British American Tobacco Plc.	564,511	28,953,702
Meggitt Plc.	4,204,289	33,124,468
Prudential Plc.	4,139,138	67,562,627
Rolls-Royce Holdings Plc. (a)	3,424,020	58,956,455
Standard Chartered Plc.	1,831,726	39,767,716
		328,636,131

Total Common Stocks (cost $1,450,241,113)		1,884,087,119

PREFERRED STOCKS - 1.7%
BRAZIL - 0.7%
Itau Unibanco Holding SA ADR	1,069,908	13,823,211

GERMANY - 1.0%
Porsche Automobil Holding SE	252,456	19,495,205

UNITED KINGDOM - 0.0%
Rolls-Royce Holdings Plc.	421,024,380	640,361

Total Preferred Stocks (cost $30,705,770)		33,958,777

RIGHTS - 0.0%
FRANCE - 0.0%
Groupe Fnac SA, expiring 5/30/15 (a) (cost $0)	4	10

TOTAL INVESTMENTS - 98.7% (cost $1,480,946,883)		1,918,045,906
Other assets less liabilities - 1.3%		25,416,816
NET ASSETS - 100.0%		$1,943,462,722

The accompanying notes are an integral part of the financial statements.	30

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI - Chess Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	31

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,480,946,883)	$1,918,045,906
Cash	8,355,858
Foreign cash, at value (cost $19,557,189)	19,404,471
Receivable for investments sold	4,390,361
Tax reclaims receivable	2,193,063
Dividends receivable	1,161,611

Total Assets	1,953,551,270

LIABILITIES
Payable for investments purchased	7,239,361
Management fee payable	1,277,423
Servicing fee payable	1,056,850
Accrued expenses	514,914

Total Liabilities	10,088,548

NET ASSETS	$1,943,462,722

COMPOSITION OF NET ASSETS
Paid-in capital	$1,552,847,162
Undistributed net investment income	4,705,576
Accumulated net realized loss on investments and foreign currency transactions	(50,957,841)
Net unrealized appreciation in value of investments and foreign currencies	436,867,825
$1,943,462,722

NET ASSET VALUE, PER SHARE

Class 1 ($44,722,373 / 4,442,107 shares outstanding), unlimited authorized, no par value	$10.07
Maximum Purchase Price Per Share (Note D)	$10.09
Minimum Redemption Price Per Share (Note D)	$10.05

Class 2 ($732,860,017 / 72,950,162 shares outstanding), unlimited authorized, no par value	$10.05
Maximum Purchase Price Per Share (Note D)	$10.07
Minimum Redemption Price Per Share (Note D)	$10.03

Class 3 ($538,252,053 / 53,458,126 shares outstanding), unlimited authorized, no par value	$10.07
Maximum Purchase Price Per Share (Note D)	$10.09
Minimum Redemption Price Per Share (Note D)	$10.05

Class 5 ($627,628,279 / 62,165,186 shares outstanding), unlimited authorized, no par value	$10.10
Maximum Purchase Price Per Share (Note D)	$10.12
Minimum Redemption Price Per Share (Note D)	$10.08

The accompanying notes are an integral part of the financial statements.	32

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,060,124)	$28,462,524
Interest	888
Total Investment Income	28,463,412

EXPENSES
Management fee (Note B)	2,601,206
Shareholder Servicing fees - Class 1 Shares (Note B)	102,878
Shareholder Servicing fees - Class 2 Shares (Note B)	1,105,271
Shareholder Servicing fees - Class 3 Shares (Note B)	575,369
Shareholder Servicing fees - Class 5 Shares (Note B)	384,692
Fund Accounting	533,004
Custody	183,522
Legal	93,157
Trustees’ fees	32,961
Professional fees	29,707
Insurance	21,515
Transfer Agency	16,438
Miscellaneous	3,794
Total Expenses	5,683,514

Net Investment Income	22,779,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	17,780,862
Foreign currency transactions	124,557
17,905,419

Net change in unrealized appreciation (depreciation) on:
Investments	265,609
Translation of assets and liabilities in foreign currencies	(238,161)
27,448

Net realized and unrealized gain on investments and foreign currency transactions	17,932,867
NET INCREASE IN NET ASSETS FROM OPERATIONS	$40,712,765

The accompanying notes are an integral part of the financial statements.	33

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$22,779,898	$23,220,781
Net realized gain (loss) from investments and foreign currency transactions	17,905,419	(36,378,729)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	27,448	336,624,733
Net increase in net assets from operations	40,712,765	323,466,785

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(346,140)
Class 2	—	(9,050,478)
Class 3	—	(5,075,670)
Class 5	—	(6,828,751)

Total Dividends	—	(21,301,039)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	20,956,314
Class 2	7,085,800	161,201,621
Class 3	110,316,679	7,485,000
Class 4	—	49,900,000
Class 5	—	532,921,389
Purchase premiums:
Class 1	327	3,667
Class 2	5,354	75,854
Class 3	3,933	40,423
Class 4	—	35,418
Class 5	4,586	15,109
Redemption fees:
Class 1	6,445	1,742
Class 2	110,996	36,183
Class 3	80,797	19,378
Class 4	—	4,000
Class 5	90,378	20,052
Dividends reinvested:
Class 1	—	346,140
Class 2	—	8,327,874
Class 3	—	4,098,931
Class 5	—	6,828,751
Cost of shares redeemed:
Class 1	—	(2,503,756)
Class 2	(230,619,406)	(42,719,584)
Class 3	(72,108,162)	(102,190,959)
Class 4	—	(532,921,389)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(185,022,273)	111,982,158

Total Increase (Decrease) in Net Assets	(144,309,508)	414,147,904

NET ASSETS
Beginning of period	2,087,772,230	1,673,624,326
End of period (including undistributed net investment income of $4,705,576 and $(18,074,322), respectively)	$1,943,462,722	$2,087,772,230

The accompanying notes are an integral part of the financial statements.	34

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 1 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period January 2, 2009(a) through December 31, 2009
Net asset value, beginning of period	$9.91		$8.43	$9.73	$8.47	$6.01

From Investment Operations
Net investment income(b)	0.10		0.10	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06		1.46	(1.26)	1.23	2.36
Net increase (decrease) in net asset value from investment operations	0.16		1.56	(1.15)	1.37	2.48

Dividends to Shareholders
Dividends from net investment income	—		(0.08)	(0.15)	(0.12)	(0.03)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.01

Net asset value, end of period	$10.07		$9.91	$8.43	$9.73	$8.47

Total Return
Total investment return based on net asset value(d)	1.61%		18.50%	(11.82)%	16.36%	41.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,722		$44,008	$19,880	$22,567	$41,798
Ratio of net expenses to average net assets(d)	0.79	%*	0.79%	0.78%	0.79%	0.84	%*(e)
Ratio of net investment income to average net assets	1.97	%*	1.10%	1.16%	1.52%	1.61	%*
Portfolio turnover rate	7%		18%	11%	13%	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(e)	Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.98% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.	35

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 2 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period March 6, 2008(a) through December 31, 2008
Net asset value, beginning of period	$9.88		$8.40	$9.70	$8.44	$5.85	$10.00

From Investment Operations
Net investment income(b)	0.11		0.11	0.13	0.10	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06		1.47	(1.27)	1.29	2.60	(4.20)
Net increase (decrease) in net asset value from investment operations	0.17		1.58	(1.14)	1.39	2.67	(4.10)

Dividends to Shareholders
Dividends from net investment income	—		(0.10)	(0.16)	(0.14)	(0.09)	(0.07)

Proceeds from Purchase Premiums and Redemption Fees	0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.01	0.02

Net asset value, end of period	$10.05		$9.88	$8.40	$9.70	$8.44	$5.85

Total Return
Total investment return based on net asset value(c)	1.72%		18.78%	(11.70)%	16.60%	45.75%	(40.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$732,860		$936,352	$682,295	$923,723	$499,797	$86,508
Ratio of net expenses to average net assets(d)	0.61	%*	0.61%	0.60%	0.62%	0.65 (e)	0.75	%*(e)
Ratio of net investment income to average net assets	2.11	%*	1.20%	1.33%	1.14%	0.95%	1.75	%*
Portfolio turnover rate	7%		18%	11%	13%	9%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(e)	Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.	36

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 3 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Period April 19, 2010(c) through December 31, 2010	For the Period January 1, 2009 through December 31, 2010		For the Period April 28, 2008(a) through December 31, 2008
Net asset value, beginning of period	$9.90		$8.42	$9.72	$8.87	$5.86		$10.67

From Investment Operations
Net investment income(d)	0.12		0.12	0.13	0.08	(0.00	)(e)	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05		1.46	(1.26)	0.91	0.17		(4.85)
Net increase (decrease) in net asset value from investment operations	0.17		1.58	(1.13)	0.99	0.17		(4.76)

Dividends to Shareholders
Dividends from net investment income	—		(0.10)	(0.17)	(0.15)	—		(0.08)

Proceeds from Purchase Premiums and Redemption Fees(d)	0.00	(e)	0.00 (e)	0.00 (e)	0.01	—		0.03

Net asset value, end of period	$10.07		$9.90	$8.42	$9.72	$6.03	(b)	$5.86

Total Return
Total investment return based on net asset value(f)	1.72%		18.82%	(11.61)%	11.25%	2.90%		(44.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$538,252		$490,822	$502,187	$139,344	$—	(b)	$224,557
Ratio of net expenses to average net assets	0.54	%*	0.54%	0.54%	0.56%*	0.57	%*	0.67%*
Ratio of net investment income to average net assets	2.19	%*	1.26%	1.35%	1.26%*	(0.21	)%*	1.85%*
Portfolio turnover rate	7%		18%	11%	13%	9%		16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Class had no shareholders from January 6, 2009 to April 18, 2010. All shares of this class were redeemed at $6.03 on January 5, 2009. New shares were issued at $8.87 on April 19, 2010.
(c)	Recommencement of investments operations.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Rounds to less than $0.005 per share.
(f)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	37

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 5 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Period July 18, 2012(a) through December 31, 2012
Net asset value, beginning of period	$9.92		$8.67

From Investment Operations
Net investment income(b)	0.12		0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.06		1.33

Net increase in net asset value from investment operations	0.18		1.36

Dividends to Shareholders
Dividends from net investment income	—		(0.11)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(c)	0.00	(c)

Net asset value, end of period	$10.10		$9.92

Total Return
Total investment return based on net asset value(d)	1.81%		15.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$627,628		$616,590
Ratio of net expenses to average net assets	0.46	%*	0.46	%*
Ratio of net investment income to average net assets	2.30	%*	0.70	%*
Portfolio turnover rate	7%		18%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	38

INDUSTRY DIVERSIFICATION TABLE
June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	U.S. $ Value	% of Total Net Assets

Apparel	$2,311,289	2.8%
Auto Manufacturers	3,064,773	3.7
Banks	6,347,820	7.6
Beverages, Food & Tobacco	8,007,770	9.6
Biotechnology	1,788,314	2.2
Chemicals	1,487,931	1.8
Commercial Services	2,133,504	2.6
Construction & Building Materials	961,168	1.2
Cosmetics/Personal Care	1,358,257	1.6
Distribution/Wholesale	851,572	1.0
Diversified Financial Services	2,080,850	2.5
Diversified Industrials	666,238	0.8
Electronic & Electrical Equipment	3,944,429	4.7
Engineering & Machinery	6,842,186	8.2
Entertainment	1,786,420	2.2
Food Producers & Processors	3,429,744	4.1
Healthcare - Products	2,892,699	3.5
Holding Companies - Diversified	2,103,896	2.5
Insurance	2,153,067	2.6
Internet	6,025,174	7.3
Investment Companies	2,472,441	3.0
Mining & Metals	1,321,835	1.6
Oil & Gas	5,022,488	6.0
Pharmaceuticals	5,032,227	6.1
Retailers - General	3,086,322	3.7
Semiconductors	2,647,357	3.2
Toys/Games/Hobbies	959,481	1.2
Travel & Leisure	1,448,143	1.7

Total Value of Investments	82,227,395	99.0
Other assets less liabilities	870,455	1.0
Net Assets	$83,097,850	100.0%

The accompanying notes are an integral part of the financial statements.	39

PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 98.6%
AUSTRALIA - 7.6%
Aristocrat Leisure Ltd.	281,781	$1,101,245
Brambles Ltd.	113,089	963,309
Cochlear Ltd.	23,844	1,338,224
Mesoblast Ltd. (a)	107,840	520,379
Seek Ltd.	112,089	927,849
Treasury Wine Estates Ltd.	154,599	821,500
Woolworths Ltd.	22,240	666,238
		6,338,744

BELGIUM - 0.6%
Colruyt SA	9,953	523,714

CHINA - 6.8%
BOC Hong Kong Holdings Ltd.	221,960	678,995
Cafe de Coral Holdings Ltd.	299,702	893,833
Jardine Strategic Holdings Ltd.	35,400	1,281,870
Li & Fung Ltd.	624,782	851,572
Mindray Medical International Ltd. ADR	25,992	973,400
Tsingtao Brewery Co. Ltd., Class H (a)	137,943	982,956
		5,662,626

DENMARK - 4.5%
Carlsberg A/S, B Shares	20,027	1,790,737
Novo Nordisk A/S, B Shares	7,085	1,101,451
Novozymes A/S, B Shares	25,517	817,315
		3,709,503

FINLAND - 1.5%
Kone Oyj, B Shares	15,947	1,264,900

FRANCE - 3.1%
BioMerieux	5,997	581,075
Legrand SA	20,104	932,122
Total SA	22,275	1,087,976
		2,601,173

GERMANY - 2.1%
Adidas AG	9,517	1,028,771
Celesio AG	32,898	714,138
		1,742,909

INDIA - 0.8%
Mahindra & Mahindra Ltd. GDR	42,290	691,017

ITALY - 2.4%
EXOR SpA	27,757	822,026
Fiat Industrial SpA	101,506	1,129,946
		1,951,972

The accompanying notes are an integral part of the financial statements.	40

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 16.0%
Asahi Group Holdings Ltd.	46,000	$1,139,500
Fast Retailing Co., Ltd.	3,800	1,282,518
Kao Corp.	39,900	1,358,257
MS&AD Insurance Group Holdings, Inc.	85,000	2,153,067
Namco Bandai Holdings, Inc.	59,200	959,481
Olympus Corp. (a)	39,800	1,209,419
Rakuten, Inc.	65,800	778,084
Sankyo Co., Ltd.	14,500	685,175
Shimano, Inc.	17,000	1,448,143
SMC Corp.	4,200	841,997
THK Co., Ltd.	66,900	1,403,764
		13,259,405

NEW ZEALAND - 1.0%
Trade Me Ltd.	230,371	867,689

SINGAPORE - 1.4%
United Overseas Bank Ltd.	75,163	1,173,754

SOUTH AFRICA - 0.8%
Clicks Group Ltd.	123,587	693,029

SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd. GDR Reg S	1,487	864,165

SPAIN - 2.6%
Corporacion Financiera Alba SA	19,908	881,046
Distribuidora Internacional de Alimentacion SA	169,623	1,281,372
		2,162,418

SWEDEN - 7.8%
Atlas Copco AB, B Shares	69,367	1,484,505
Investment AB Kinnevik, B Shares	34,717	890,043
Investor AB, B Shares	26,130	701,352
Scania AB, B Shares	62,169	1,243,810
Svenska Handelsbanken AB, A Shares	53,930	2,160,676
		6,480,386

SWITZERLAND - 9.9%
Geberit AG	3,880	961,168
Nestle SA	31,641	2,076,295
Roche Holding AG - Genusschein	12,960	3,216,638
Schindler Holding AG, Participating Certificates	7,422	1,032,684
UBS AG	53,624	910,205
		8,196,990

TAIWAN - 2.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	157,376	763,489
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,059	972,041
		1,735,530

TURKEY - 1.2%
Turkiye Garanti Bankasi A/S	228,424	995,698

The accompanying notes are an integral part of the financial statements.	41

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

UNITED KINGDOM - 22.2%
AMEC Plc.	30,445	$465,635
ASOS Plc. (a)	32,277	1,980,870
BG Group Plc.	120,589	2,049,309
BHP Billiton Plc.	45,279	1,154,524
Hargreaves Lansdown Plc.	86,667	1,170,645
Imagination Technologies Group Plc (a)	186,100	811,151
Imperial Tobacco Group Plc.	26,748	927,482
Intertek Group Plc.	26,325	1,170,195
John Wood Group Plc.	115,101	1,419,568
Johnson Matthey Plc.	37,240	1,487,931
Kazakhmys Plc.	42,388	167,311
Mitchells & Butlers Plc. (a)	172,763	975,746
Rightmove Plc.	46,389	1,470,682
Standard Chartered Plc.	47,909	1,040,129
Unilever Plc.	33,433	1,353,449
Weir Group Plc. (The)	24,904	814,336
		18,458,963

UNITED STATES - 3.1%
Coca-Cola Enterprises, Inc.	30,268	1,064,223
Mettler-Toledo International, Inc. (a)	5,166	1,039,399
Protalix BioTherapeutics, Inc. (a)	91,776	450,620
		2,554,242

Total Common Stocks (cost $64,728,687)		81,928,827

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
Itau Unibanco Holding SA ADR (cost $436,904)	23,109	298,568

TOTAL INVESTMENTS - 99.0% (cost $65,165,591)		82,227,395
Other assets less liabilities - 1.0%		870,455
NET ASSETS - 100.0%		$83,097,850

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	42

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $65,165,591)	$82,227,395
Cash	129,571
Foreign cash, at value (cost $555,092)	554,430
Tax reclaims receivable	407,070
Dividends receivable	68,207

Total Assets	83,386,673

LIABILITIES
Capital Shares payable	100,000
Servicing fee payable	67,417
Management fee payable	65,983
Accrued expenses	55,423

Total Liabilities	288,823

NET ASSETS	$83,097,850

COMPOSITION OF NET ASSETS
Paid-in capital	$66,739,855
Undistributed net investment income	282,673
Accumulated net realized loss on investments and foreign currency transactions	(982,814)
Net unrealized appreciation in value of investments and foreign currencies	17,058,136
$83,097,850

NET ASSET VALUE, PER SHARE

Class 2 ($83,097,850 / 7,065,143 shares outstanding), unlimited authorized, no par value	$11.76
Maximum Purchase Price Per Share (Note D)	$11.78
Minimum Redemption Price Per Share (Note D)	$11.74

The accompanying notes are an integral part of the financial statements.	43

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $244,369)	$2,025,350
Interest	200
Total Investment Income	2,025,550

EXPENSES
Management fee (Note B)	183,232
Shareholder Servicing fees - Class 2 Shares (Note B)	110,542
Shareholder Servicing fees - Class 3 Shares (Note B)	64,229
Fund Accounting	62,894
Custody	21,541
Legal	8,364
Transfer Agency	7,475
Trustees’ fees	2,303
Professional fees	1,761
Insurance	1,464
Miscellaneous	261
Total Expenses	464,066

Net Investment Income	1,561,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	3,180,027
In-kind transactions	9,860,288
Foreign currency transactions	650,993
13,691,308

Net change in unrealized appreciation (depreciation) on:
Investments	(3,292,704)
Translation of assets and liabilities in foreign currencies	(7,991)
(3,300,695)

Net realized and unrealized gain on investments and foreign currency transactions	10,390,613
NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,952,097

The accompanying notes are an integral part of the financial statements.	44

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,561,484	$3,940,296
Net realized gain (loss) from investments and foreign currency transactions	13,691,308	(10,760,536)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,300,695)	40,711,360
Net increase in net assets from operations	11,952,097	33,891,120

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(4,309,208)
Class 3	—	(777,295)

Total Dividends	—	(5,086,503)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	29,426,933	16,067,800
Class 3	90,951,574	42,471,000
Purchase premiums:
Class 2	—	26,992
Class 3	—	7,208
Redemption fees:
Class 2	39,090	26,712
Class 3	14,152	5,436
Dividends reinvested:
Class 2	—	4,309,208
Class 3	—	777,295
Cost of shares redeemed:
Class 2	(106,905,505)	(1,902,854)
Class 3	(125,975,781)	(19,529,294)
Class 4	—	(41,473,001)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(112,449,537)	786,502

Total Increase (Decrease) in Net Assets	(100,497,440)	29,591,119

NET ASSETS
Beginning of period	183,595,290	154,004,171
End of period (including undistributed (distributions in excess of) net investment income of $282,673 and $(1,278,811), respectively)	$83,097,850	$183,595,290

The accompanying notes are an integral part of the financial statements.	45

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 2 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010(b)	For the Period December 17, 2009(a) through December 31, 2009
Net asset value, beginning of period	$11.19		$9.45	$11.24	$10.15	$10.00

From Investment Operations
Net investment income(c)	0.11		0.23	0.21	0.13	0.00	(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45		1.83	(1.64)	1.37	0.15
Net increase (decrease) in net asset value from investment operations	0.56		2.06	(1.43)	1.50	0.15

Change in NAV During the Period of Inactivity(b)	—		—	—	(0.28)	—

Dividend and Distributions to Shareholders
Dividends from net investment income	—		(0.32)	(0.21)	(0.14)	0.00	(d)
Distributions from net realized gain on investments	—		—	(0.17)	—	—
Total Dividends and Distributions	—		(0.32)	(0.38)	(0.14)	0.00	(d)

Proceeds from Purchase Premiums and Redemption Fees(c)	0.01		0.00 (d)	0.02	0.01	—

Net asset value, end of period	$11.76		$11.19	$9.45	$11.24	$10.15

Total Return
Total investment return based on net asset value(e)	5.09%		21.81%	(12.54)%	15.22%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,098		$156,038	$115,242	$46,487	$30,454
Ratio of net expenses to average net assets	0.70	%*	0.64%	0.65%	0.71%*	0.82	%*
Ratio of net investment income to average net assets	2.00	%*	2.23%	1.97%	1.53%*	0.41	%*
Portfolio turnover rate	5%		21%	46%	20%	0%

*	Annualized.
(a)	Commencement of investment operations.
(b)	For the periods January 1, 2010 to January 15, 2010 and March 25, 2010 to December 31, 2010. Class had no shareholders from January 16, 2010 to March 24, 2010. All shares of this class were redeemed at $10.48 on January 15, 2010. New shares were issued at $10.20 on March 25, 2010.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Amount is less than $0.005.
(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	46

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 3 Shares outstanding throughout each period:

	For the Period January 1, 2013 through April 16, 2013(b) (unaudited)		For the Period January 23, 2013(c) through December 31, 2012		For the Period January 1, 2011 through April 18, 2011(b)		For the Period January 15, 2010(a) through December 31, 2010
Net asset value, beginning of period	$11.22		$10.15		$11.42		$10.48

From Investment Operations
Net investment income(d)	0.07		0.28		0.09		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79		1.12		0.15		0.92
Net increase (decrease) in net asset value from investment operations	0.86		1.40		0.24		1.08

Dividends to Shareholders
Dividends from net investment income	—		(0.33)		—		(0.15)

Proceeds from Purchase Premiums and Redemption Fees(d)	0.00	(e)	0.00	(e)	0.00	(e)	0.01

Net asset value, end of period	$12.08		$11.22		$11.66		$11.42

Total Return
Total investment return based on net asset value(f)	7.66	%**	13.79%		2.10	%**	10.40	%**

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$—	(b)	$27,557		$—	(b)	$55,922
Ratio of net expenses to average net assets	0.55	%*	0.57	%*	0.57	%*	0.63	%*
Ratio of net investment income to average net assets	2.29	%*	2.86	%*	2.50	%*	1.66	%*
Portfolio turnover rate	5	%***	21%		46%		20%

*	Annualized.
**	Not annualized.
***	Calculated for the six months ended June 30, 2013.
(a)	Commencement of investment operations.
(b)	Class had no shareholders from April 19, 2011 to January 22, 2012. All shares of this class were redeemed at $11.66 on April 18, 2011. New shares were issued at $10.15 on January 23, 2012. All shares of this class were redeemed at $12.08 on April 16, 2013.
(c)	Recommencement of investment operations.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Amount is less than $0.005.
(f)	Total investment return is calculated assuming an intitial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	47

INDUSTRY DIVERSIFICATION TABLE
June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets

Aerospace/Defense	$6,528,313	1.7%
Auto Manufacturers	19,792,279	5.2
Banks	46,251,175	12.1
Beverages, Food & Tobacco	5,046,072	1.3
Computers	3,919,031	1.0
Construction & Building Materials	10,042,703	2.6
Cosmetics/Personal Care	1,831,967	0.5
Diversified Financial Services	11,892,468	3.1
Diversified Industrials	3,878,265	1.0
Electronic & Electrical Equipment	38,569,618	10.1
Energy - Alternate Sources	3,713,020	1.0
Food Producers & Processors	10,394,800	2.7
Healthcare-Products	4,465,558	1.2
Insurance	20,268,880	5.3
Internet	28,170,981	7.4
Investment Companies	3,204,702	0.8
Media & Photography	6,219,298	1.6
Oil & Gas	55,029,107	14.4
Real Estate	5,039,870	1.3
Retailers - General	20,815,076	5.4
Semiconductors	19,567,742	5.1
Software	18,590,153	4.9
Telecommunication Services	25,843,715	6.8
Transportation	9,309,058	2.4

Total Value of Investments	378,383,851	98.9
Other assets less liabilities	4,175,259	1.1
Net Assets	$382,559,110	100.0%

The accompanying notes are an integral part of the financial statements.	48

PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 94.9%
ARGENTINA - 1.7%
Arcos Dorados Holdings, Inc., Class A	213,013	$2,487,992
MercadoLibre, Inc.	36,000	3,879,360
		6,367,352
AUSTRALIA - 0.2%
African Petroleum Corp., Ltd. (a)	5,211,000	714,860

BRAZIL - 3.0%
Embraer SA ADR	176,967	6,528,312
Itausa - Investimentos Itau SA (a)	16,306	59,631
JBS SA	1,735,600	4,985,859
		11,573,802
CANADA - 0.5%
Niko Resources Ltd. (a)	246,359	2,009,851

CAYMAN ISLANDS - 1.0%
GCL-Poly Energy Holdings Ltd. (a)	17,413,000	3,713,020

CHINA - 19.3%
Beijing Enterprises Holdings Ltd.	370,500	2,668,664
China Mobile Ltd.	1,607,000	16,643,465
China Petroleum & Chemical Corp., Class H	7,444,000	5,209,048
China Resources Enterprise Ltd.	1,200,000	3,756,146
China Taiping Insurance Holdings Co., Ltd. (a)	1,211,000	1,862,736
CNOOC Ltd.	2,806,000	4,699,819
Dongfeng Motor Group Co., Ltd. Class H	2,816,000	3,734,918
Hang Lung Properties Ltd.	1,455,000	5,039,870
Hengan International Group Co., Ltd.	411,000	4,465,558
Kunlun Energy Co., Ltd.	2,304,000	4,067,268
Lenovo Group Ltd.	4,354,000	3,919,031
Sohu.com, Inc. (a)	94,872	5,846,013
Tencent Holdings Ltd.	169,000	6,598,983
Want Want China Holdings Ltd.	3,859,000	5,408,941
		73,920,460
EGYPT - 0.6%
Commercial International Bank Egypt SAE	219,638	900,224
Egyptian Financial Group - Hermes Holding SAE (a)	1,470,926	1,542,310
		2,442,534
GUERNSEY - 0.1%
Chariot Oil & Gas Ltd. (a)	844,099	218,253

INDIA - 14.2%
ACC Ltd.	118,087	2,421,884
Axis Bank Ltd. (a)	210,558	4,671,262
HCL Technologies Ltd.	572,576	7,453,099
Housing Development Finance Corp.	326,900	4,812,556
IDFC, Ltd. (a)	1,496,202	3,204,702
Mahindra & Mahindra Ltd.	530,624	8,636,946
Oracle Financial Services Software Ltd. (a)	24,800	1,122,788
Reliance Industries Ltd.	436,600	6,309,495
Satyam Computer Services Ltd. (a)	998,156	2,051,707
Shriram Transport Finance Co. Ltd.	327,800	3,909,609
Tech Mahindra Ltd.	446,518	7,962,559
Titan Industries Ltd.	467,306	1,751,229
		54,307,836

The accompanying notes are an integral part of the financial statements.	49

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDONESIA - 1.8%
PT Bank Mandiri Persero Tbk	1,351,000	$1,218,516
PT Bank Negara Indonesia Persero Tbk	1,076,000	463,126
PT Perusahaan Gas Negara Persero Tbk	2,182,000	1,261,394
PT Semen Gresik Persero Tbk	2,196,000	3,771,620
		6,714,656
MALAYSIA - 3.1%
CIMB Group Holdings Bhd	2,429,900	6,334,346
Public Bank Bhd	268,600	1,436,977
Public Bank Bhd - Foreign Market	794,200	4,280,575
		12,051,898
MEXICO - 4.9%
America Movil SAB de CV, Series L ADR	423,000	9,200,250
Cemex SAB de CV ADR, Participating Certificates (a)	183,800	1,944,604
Corp. GEO SAB de CV (a)	3,528,000	1,497,517
Desarrolladora Homex SAB de CV (a)	647,200	407,077
Wal-Mart de Mexico SAB de CV, Series V	2,050,060	5,746,360
		18,795,808
PANAMA - 1.2%
Copa Holdings SA, Class A	36,466	4,781,422

RUSSIA - 3.4%
Sberbank of Russia ADR	820,837	9,313,646
X5 Retail Group NV GDR Reg S (a)	209,250	3,783,738
		13,097,384
SOUTH AFRICA - 3.4%
Africa Oil Corp. (a)	670,048	4,491,622
Massmart Holdings Ltd.	118,027	2,140,833
Naspers Ltd., N Shares	84,259	6,219,298
		12,851,753
SOUTH KOREA - 15.9%
Cheil Industries, Inc.	49,660	3,878,266
Daum Communications Corp.	43,502	2,998,384
E-Mart Co., Ltd.	21,664	3,804,561
Fila Korea Ltd.	18,765	1,127,955
Hankook Tire Co., Ltd.	41,302	1,902,139
Hyundai Glovis Co., Ltd.	26,777	4,527,636
Hyundai Marine & Fire Insurance Co., Ltd.	113,160	2,996,194
Hyundai Mobis	14,996	3,570,139
Hyundai Wia Corp.	13,179	1,948,136
LG Household & Health Care Ltd.	3,761	1,831,967
NCSoft Corp.	17,340	2,443,980
NHN Corp.	25,225	6,404,262
Orion Corp.	1,515	1,262,334
Samsung Electronics Co., Ltd.	14,044	16,414,968
Samsung Fire & Marine Insurance Co., Ltd.	27,397	5,579,382
		60,690,303
TAIWAN - 11.7%
China Life Insurance Co., Ltd. (a)	9,999,064	9,830,567
Delta Electronics, Inc.	1,454,000	6,603,315
Hon Hai Precision Industry Co., Ltd.	3,540,839	8,653,917
Taiwan Semiconductor Manufacturing Co., Ltd.	5,405,310	19,567,743
		44,655,542

The accompanying notes are an integral part of the financial statements.	50

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

THAILAND - 1.2%
Kasikornbank PCL NVDR	372,400	$2,273,602
Siam Commercial Bank PCL NVDR	416,200	2,291,853
		4,565,455
TURKEY - 1.6%
Turkiye Garanti Bankasi A/S	880,293	3,837,186
Turkiye Halk Bankasi A/S	289,200	2,450,389
		6,287,575
TURKMENISTAN - 4.3%
Dragon Oil Plc.	1,904,722	16,573,616

UNITED KINGDOM - 1.8%
Tullow Oil Plc.	447,038	6,805,218

Total Common Stocks (cost $325,203,615)		363,138,598

PREFERRED STOCKS - 4.0%
BRAZIL - 2.2%
Banco Bradesco SA	373,681	4,823,095
Itau Unibanco Holding SA	151,470	1,956,378
Itausa - Investimentos Itau SA	423,676	1,568,362
		8,347,835
SOUTH KOREA - 1.8%
Samsung Electronics Co., Ltd.	8,944	6,897,418

Total Preferred Stocks (cost $10,806,103)		15,245,253

TOTAL INVESTMENTS - 98.9% (cost $336,009,718)		378,383,851
Other assets less liabilities - 1.1%		4,175,259
NET ASSETS - 100.0%		$382,559,110

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depository Receipt.

NVDR - Non-Voting Depositary Receipt.

PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	51

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

Assets
Investments, at value (cost $336,009,718)	$378,383,851
Cash	2,718,904
Foreign cash, at value (cost $1,400,824)	1,407,123
Receivable for investments sold	1,045,586
Dividends receivable	555,483
Receivable for Indian capital gains tax refund	219,825

Total Assets	384,330,772

LIABILITIES
Payable for investments purchased	432,439
Payable for deferred Indian capital gains tax	525,855
Management fee payable	524,736
Servicing fee payable	120,955
Accrued expenses	167,677

Total Liabilities	1,771,662

NET ASSETS	$382,559,110

COMPOSITION OF NET ASSETS
Paid-in capital	$350,611,153
Undistributed net investment income	5,807,841
Accumulated net realized loss on investments and foreign currency transactions (net of deferred Indian capital gains tax)	(15,662,842)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	41,802,958
$382,559,110

NET ASSET VALUE, PER SHARE

Class II ($45,243,109 / 3,031,675 shares outstanding), unlimited authorized, no par value	$14.92
Maximum Purchase Price Per Share (Note D)	$14.96
Minimum Redemption Price Per Share (Note D)	$14.88

Class III ($337,316,001 / 22,327,635 shares outstanding), unlimited authorized, no par value	$15.11
Maximum Purchase Price Per Share (Note D)	$15.15
Minimum Redemption Price Per Share (Note D)	$15.07

The accompanying notes are an integral part of the financial statements.	52

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $392,480)	$3,730,247
Total Investment Income	3,730,247

EXPENSES
Management fee (Note B)	1,115,679
Shareholder Servicing fees - Class II Shares (Note B)	26,680
Shareholder Servicing fees - Class III Shares (Note B)	212,464
Fund Accounting	138,897
Custody	115,735
Legal	20,886
Trustees’ fees	7,239
Transfer Agency	5,227
Insurance	5,116
Professional fees	(14,273)
Miscellaneous	847
Total Expenses	1,634,497

Net Investment Income	2,095,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	504,782
Foreign currency transactions	(341,105)
163,677

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax of $525,016)	(36,672,582)
Translation of assets and liabilities in foreign currencies	(13,775)
(36,686,357)

Net realized and unrealized loss on investments and foreign currency transactions	(36,522,680)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(34,426,930)

The accompanying notes are an integral part of the financial statements.	53

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,095,750	$4,915,752
Net realized gain (loss) from investments and foreign currency transactions	163,677	(309,678)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(36,686,357)	47,688,898
Net increase (decrease) in net assets from operations	(34,426,930)	52,294,972

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class III	—	(5,972,731)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class II	47,294,135	47,197,419
Class III	—	144,762,741
Purchase premiums:
Class II	—	12,799
Class III	—	512,451
Redemption fees:
Class II	16,674	—
Class III	166,935	77,647
Dividends reinvested:
Class III	—	5,972,731
Cost of shares redeemed:
Class II	—	(49,787,991)
Class III	(120,737,744)	(78,256,316)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(73,260,000)	70,491,481

Total Increase (Decrease) in Net Assets	(107,686,930)	116,813,722

NET ASSETS
Beginning of period	490,246,040	373,432,318
End of period (including undistributed net investment income of $5,807,841 and $3,712,091, respectively)	$382,559,110	$490,246,040

The accompanying notes are an integral part of the financial statements.	54

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class II Shares outstanding throughout each period:

	For the Period April 9, 2013(a) through June 30, 2013 (unaudited)
Net asset value, beginning of period	$15.60

From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized loss on investments and foreign currency transactions	(0.74)

Net decrease in net asset value from investment operations	(0.69)

Proceeds from Redemption Fees(b)	0.01

Net asset value, end of period	$14.92

Total Return
Total investment return based on net asset value(c)	(4.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,243
Ratio of net expenses to average net assets	0.87	%*
Ratio of net investment income to average net assets	1.53	%*
Portfolio turnover rate	14	%**

*	Annualized.
**	Calculated for the six months ended June 30, 2013.
(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	55

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class III Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Net asset value, beginning of period	$16.40	$14.60	$18.71	$16.49	$8.47	$22.17

From Investment Operations
Net investment income(a)	0.07	0.19	0.18	0.13	0.09	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.37)	1.82	(3.94)	3.09	8.21	(12.15)
Net increase (decrease) in net asset value from investment operations	(1.30)	2.01	(3.76)	3.22	8.30	(11.99)

Dividends to Shareholders
Dividends from net investment income	—	(0.23)	—	(0.52)	(0.29)	(0.21)
Distributions from net realized gain on investments	—	—	(0.35)	(0.49)	—	(1.48)
Return of capital	—	—	—	—	—	(0.03)
Total Dividends and Distributions	—	(0.23)	(0.35)	(1.01)	(0.29)	(1.72)

Proceeds from Purchase Premiums and Redemption Fees(a)	0.01	0.02	0.00 (b)	0.01	0.01	0.01

Net asset value, end of period	$15.11	$16.40	$14.60	$18.71	$16.49	$8.47

Total Return
Total investment return based on net asset value(c)	(7.87)%	13.94%	(20.20)%	19.73%	98.09%	(56.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$337,316	$490,246	$373,432	$468,654	$216,394	$124,412
Ratio of net expenses to average net assets	0.73%*	0.75%	0.73%	0.79%	0.80%	0.87%
Ratio of net investment income to average net assets	0.91%*	1.18%	1.05%	0.75%	0.76%	1.04%
Portfolio turnover rate	14%	51%	41%	40%	56%	61%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	56

INDUSTRY DIVERSIFICATION TABLE
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets

Advertising	$8,101,491	2.2%
Aerospace/Defense	5,770,748	1.6
Airlines	7,469,274	2.1
Auto Manufacturers	5,715,096	1.6
Banks	25,596,174	7.1
Beverages, Food & Tobacco	19,912,167	5.5
Biotechnology	4,578,008	1.3
Chemicals	2,969,285	0.8
Commercial Services	25,192,593	7.0
Construction & Building Materials	1,138,911	0.3
Distribution/Wholesale	5,158,571	1.4
Diversified Financial Services	13,777,906	3.8
Diversified Industrials	3,500,424	1.0
Electronic & Electrical Equipment	14,898,631	4.1
Engineering & Machinery	16,305,890	4.5
Food Producers & Processors	9,064,679	2.5
Healthcare - Products	10,155,300	2.8
Healthcare - Services	3,247,411	0.9
Insurance	23,117,230	6.4
Internet	29,972,962	8.3
Investment Companies	3,297,211	0.9
Machinery - Diversified	2,450,256	0.7
Media & Photography	14,817,287	4.1
Mining & Metals	1,444,371	0.4
Motorcycles	7,959,086	2.2
Oil & Gas	17,364,661	4.8
Pharmaceuticals	7,957,207	2.2
Retailers - General	19,144,986	5.3
Semiconductors	21,800,819	6.0
Software	1,683,760	0.5
Telecommunication Services	8,406,799	2.3
Textiles	3,340,841	0.9
Toys/Games/Hobbies	2,640,194	0.7
Travel & Leisure	3,811,462	1.1

Total Value of Investments	351,761,691	97.3
Other assets less liabilities	9,932,025	2.7
Net Assets	$361,693,716	100.0%

The accompanying notes are an integral part of the financial statements.	57

PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 96.8%
ARGENTINA - 0.5%
Arcos Dorados Holdings, Inc., Class A	144,818	$1,691,474

AUSTRALIA - 1.1%
Brambles Ltd.	453,305	3,861,319

BRAZIL - 1.0%
BM&F Bovespa SA	535,700	2,943,367
Odontoprev SA	199,700	822,481
		3,765,848
CANADA - 2.9%
Fairfax Financial Holdings Ltd.	11,147	4,348,445
Ritchie Bros. Auctioneers, Inc.	104,648	2,011,335
Ultra Petroleum Corp. (a)	216,717	4,295,331
		10,655,111
CHINA - 6.0%
Baidu, Inc. ADR (a)	31,800	3,006,054
China Mobile Ltd.	262,500	2,718,674
China Resources Enterprise Ltd.	1,138,000	3,562,078
Jardine Matheson Holdings Ltd.	58,000	3,500,424
Mindray Medical International Ltd. ADR	130,052	4,870,447
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,880,000	2,048,233
Tsingtao Brewery Co. Ltd., Class H(a)	288,000	2,052,234
		21,758,144
DENMARK - 1.6%
Carlsberg A/S, B Shares	42,836	3,830,229
Jyske Bank A/S (a)	48,939	1,840,790
		5,671,019
GERMANY - 0.7%
Deutsche Boerse AG	41,102	2,702,784

GREECE - 1.5%
Coca-Cola HBC AG (a)	226,206	5,294,930

INDIA - 0.4%
ICICI Bank Ltd.	40,100	1,533,825

INDONESIA - 0.4%
PT Bank Negara Indonesia Persero Tbk	3,029,000	1,303,725

IRELAND - 2.4%
CRH Plc.	56,128	1,138,911
Ryanair Holdings Plc. ADR	144,950	7,469,274
		8,608,185
JAPAN - 5.9%
Inpex Corp.	721	2,996,620
Namco Bandai Holdings, Inc.	162,900	2,640,194
Olympus Corp. (a)	93,200	2,832,106
Rohm Co., Ltd.	46,300	1,880,302
SMC Corp.	15,600	3,127,419
THK Co., Ltd.	94,500	1,982,895
Tokyo Electron Ltd.	40,900	2,067,884
Yamaha Motor Co., Ltd.	295,800	3,831,195
		21,358,615

The accompanying notes are an integral part of the financial statements.	58

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

MEXICO - 0.8%
America Movil SAB de CV, Series L ADR	125,900	$2,738,325

NETHERLANDS - 0.5%
QIAGEN NV (a)	93,000	1,851,630

NORWAY - 1.0%
Norsk Hydro ASA	360,198	1,444,371
Schibsted ASA	46,662	2,021,080
		3,465,451
RUSSIA - 0.4%
Sberbank of Russia ADR (a)	126,657	1,437,117

SOUTH AFRICA - 3.0%
Clicks Group Ltd.	523,492	2,935,545
Naspers Ltd., N Shares	108,783	8,029,456
		10,965,001
SOUTH KOREA - 1.4%
Samsung Electronics Co., Ltd. GDR Reg S	8,516	4,949,043

SWEDEN - 5.6%
Atlas Copco AB, B Shares	201,284	4,307,625
Investor AB, B Shares	122,843	3,297,211
Svenska Handelsbanken AB, A Shares	240,585	9,638,907
Volvo AB, B Shares	226,287	3,019,677
		20,263,420
SWITZERLAND - 6.4%
Compagnie Financiere Richemont SA, Br A	43,831	3,865,381
Nestle SA	100,702	6,608,106
Roche Holding AG - Genusschein	32,060	7,957,207
Schindler Holding AG, Participating Certificates	35,148	4,890,431
		23,321,125
TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,900	5,292,648

TURKEY - 1.2%
BIM Birlesik Magazalar A/S	113,260	2,456,573
Turkiye Garanti Bankasi A/S ADR	424,078	1,823,535
		4,280,108
TURKMENISTAN - 0.4%
Dragon Oil Plc.	184,446	1,604,926

UNITED KINGDOM - 9.2%
Aggreko Plc.	58,521	1,462,711
British American Tobacco Plc.	67,330	3,453,348
Bunzl Plc.	141,701	2,763,768
Hays Plc.	1,175,361	1,592,138
Prudential Plc.	623,157	10,171,713
Rolls-Royce Holdings Plc. (a)	331,662	5,710,719
Vodafone Group Plc.	1,029,349	2,949,800
Wolseley Plc.	111,803	5,158,571
		33,262,768

The accompanying notes are an integral part of the financial statements.	59

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED STATES - 41.0%
Altera Corp.	64,677	$2,133,694
Amazon.com, Inc. (a)	30,213	8,389,848
Bed Bath & Beyond, Inc. (a)	34,361	2,436,195
CarMax, Inc. (a)	100,830	4,654,313
Deere & Co.	30,157	2,450,256
Dolby Laboratories, Inc., Class A	112,477	3,762,356
eBay, Inc. (a)	146,371	7,570,308
EOG Resources, Inc.	34,849	4,588,916
Facebook, Inc., Class A (a)	57,859	1,438,375
First Republic Bank	86,906	3,344,143
FLIR Systems, Inc.	154,876	4,177,006
Google, Inc., Class A (a)	7,425	6,536,747
Harley-Davidson, Inc.	75,299	4,127,891
Illumina, Inc. (a)	32,712	2,448,166
Intuitive Surgical, Inc. (a)	2,734	1,384,990
Lincoln Electric Holdings, Inc.	34,879	1,997,520
M&T Bank Corp.	6,464	722,352
Markel Corp. (a)	10,825	5,704,234
Mastercard, Inc., Class A	11,596	6,661,902
Mohawk Industries, Inc. (a)	29,699	3,340,841
Moody’s Corp.	91,196	5,556,572
National Oilwell Varco, Inc.	33,573	2,313,180
New York Community Bancorp, Inc.	282,270	3,951,780
Omnicom Group, Inc.	128,861	8,101,491
PepsiCo, Inc.	64,573	5,281,426
Praxair, Inc.	25,784	2,969,285
Progressive Corp. (The)	81,446	2,070,357
Royal Caribbean Cruises Ltd.	114,321	3,811,462
Seattle Genetics, Inc. (a)	67,700	2,129,842
TD Ameritrade Holding Corp.	168,911	4,102,848
Teradata Corp. (a)	33,521	1,683,760
Teradyne, Inc. (a)	117,183	2,058,905
Tesla Motors, Inc. (a)	25,090	2,695,419
TripAdvisor, Inc. (a)	49,805	3,031,630
Visa, Inc., Class A	22,046	4,028,907
Walt Disney Co. (The)	75,483	4,766,751
Waters Corp. (a)	41,251	4,127,163
Weight Watchers International, Inc.	27,888	1,282,848
WellPoint, Inc.	39,680	3,247,411
Xilinx, Inc.	86,300	3,418,343
		148,499,433
Total Common Stocks (cost $301,863,406)		350,135,974

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
Petroleo Brasileiro SA ADR	106,800	1,565,688

UNITED KINGDOM - 0.0%
Rolls-Royce Holdings PLC	39,467,778	60,029

Total Preferred Stocks (cost $2,319,123)		1,625,717

The accompanying notes are an integral part of the financial statements.	60

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

TOTAL INVESTMENTS - 97.3% (cost $304,182,529)	$351,761,691
Other assets less liabilities - 2.7%	9,932,025
NET ASSETS - 100.0%	$361,693,716

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depository Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.	61

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $304,182,529)	$351,761,691
Cash	8,120,958
Foreign cash, at value (cost $1,104,068)	1,068,233
Receivable for investments sold	1,639,720
Dividends receivable	392,707
Tax reclaims receivable	285,565

Total Assets	363,268,874

LIABILITIES
Payable for investments purchased	995,656
Management fee payable	273,348
Servicing fee payable	212,660
Accrued expenses	93,494

Total Liabilities	1,575,158

NET ASSETS	$361,693,716

COMPOSITION OF NET ASSETS
Paid-in capital	$306,754,293
Undistributed net investment income	2,317,928
Accumulated net realized gain on investments and foreign currency transactions	5,089,746
Net unrealized appreciation in value of investments and foreign currencies	47,531,749
$361,693,716

NET ASSET VALUE, PER SHARE

Class 1 ($25,236,617 / 2,070,805 shares outstanding), unlimited authorized, no par value	$12.19
Maximum Purchase Price Per Share (Note D)	$12.21
Minimum Redemption Price Per Share (Note D)	$12.17

Class 2 ($82,450,727 / 6,643,087 shares outstanding), unlimited authorized, no par value	$12.41
Maximum Purchase Price Per Share (Note D)	$12.43
Minimum Redemption Price Per Share (Note D)	$12.39

Class 3 ($254,006,372 / 20,112,574 shares outstanding), unlimited authorized, no par value	$12.63
Maximum Purchase Price Per Share (Note D)	$12.66
Minimum Redemption Price Per Share (Note D)	$12.61

The accompanying notes are an integral part of the financial statements.	62

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $341,726)	$3,629,663
Interest	324
Total Investment Income	3,629,987

EXPENSES
Management fee (Note B)	503,525
Shareholder Servicing fees - Class 1 Shares (Note B)	55,215
Shareholder Servicing fees - Class 2 Shares (Note B)	85,177
Shareholder Servicing fees - Class 3 Shares (Note B)	248,050
Fund Accounting	117,082
Custody	38,965
Legal	10,245
Transfer Agency	9,745
Professional fees	5,796
Trustees’ fees	5,523
Insurance	2,186
Miscellaneous	695
Total Expenses	1,082,204

Net Investment Income	2,547,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	6,949,580
Foreign currency transactions	(56,240)
6,893,340

Net change in unrealized appreciation (depreciation) on:
Investments	18,714,225
Translation of assets and liabilities in foreign currencies	(53,055)
18,661,170

Net realized and unrealized gain on investments and foreign currency transactions	25,554,510
NET INCREASE IN NET ASSETS FROM OPERATIONS	$28,102,293

The accompanying notes are an integral part of the financial statements.	63

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,547,783	$2,783,007
Net realized gain (loss) from investments and foreign currency transactions	6,893,340	(1,758,080)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	18,661,170	30,247,092
Net increase in net assets from operations	28,102,293	31,272,019

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(226,914)
Class 3	—	(2,780,220)

Total Dividends	—	(3,007,134)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	299,400	21,556,800
Class 2	77,622,548	96,384,748
Class 3	1,497,000	104,146,842
Purchase premiums:
Class 1	11,713	9,241
Class 2	28,494	15,959
Class 3	118,949	53,768
Dividends reinvested:
Class 1	—	226,914
Class 3	—	2,780,220
Cost of shares redeemed:
Class 2	—	(104,146,842)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	79,578,104	121,027,650

Total Increase in Net Assets	107,680,397	149,292,535

NET ASSETS
Beginning of period	254,013,319	104,720,784
End of period (including undistributed (distributions in excess of) net investment income of $2,317,928 and $(229,855), respectively)	$361,693,716	$254,013,319

The accompanying notes are an integral part of the financial statements.	64

FINANCIAL HIGHLIGHTS	Baillie Gifford Global Alpha Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Period May 3, 2012(a) through December 31, 2012
Net asset value, beginning of period	$11.17		$10.70

From Investment Operations
Net investment income(b)	0.07		0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.94		0.51

Net increase in net asset value from investment operations	1.01		0.58

Dividends to Shareholders
Dividends from net investment income	—		(0.11)

Proceeds from Purchase Premiums (b)	0.01		0.00	(c)

Net asset value, end of period	$12.19		11.17

Total Return
Total investment return based on net asset value(d)	9.13%		5.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,237		$22,856
Ratio of net expenses to average net assets	0.86	%*	0.88	%*
Ratio of net investment income to average net assets	1.23	%*	0.96	%*
Portfolio turnover rate	10%		15%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Total investment return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	65

FINANCIAL HIGHLIGHTS (continued)	Baillie Gifford Global Alpha Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Period January 6, 2013(a) through June 30, 2013 (unaudited)
Net asset value, beginning of period	$11.55

From Investment Operations
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.76
Net increase (decrease) in net asset value from investment operations	0.86

Proceeds from Purchase Premiums (b)	0.00	(c)

Net asset value, end of period	$12.41

Total Return
Total investment return based on net asset value(d)	7.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,451
Ratio of net expenses to average net assets	0.70	%*
Ratio of net investment income to average net assets	1.76	%*
Portfolio turnover rate	10	%**

*	Annualized.
**	Calculated for the six months ended June 30, 2013.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Total investment return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	66

FINANCIAL HIGHLIGHTS (concluded)	Baillie Gifford Global Alpha Equity Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2013 (unaudited)		For the Year Ended December 31, 2012	For the Period November 15, 2011(a) through December 31, 2011
Net asset value, beginning of period	$11.56		$9.86	$10.00

From Investment Operations
Net investment income(b)	0.09		0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.97		1.65	(0.14)
Net increase (decrease) in net asset value from investment operations	1.06		1.84	(0.13)

Dividends to Shareholders
Dividends from net investment income	—		(0.14)	(0.01)

Proceeds from Purchase Premiums (b)	0.01		0.00 (c)	—

Net asset value, end of period	$12.63		$11.56	$9.86

Total Return
Total investment return based on net asset value(d)	9.26%		18.69%	(1.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$254,006		$231,157	$104,721
Ratio of net expenses to average net assets	0.61	%*	0.63%	0.64%*
Ratio of net investment income to average net assets	1.48	%*	1.76%	1.12%*
Portfolio turnover rate	10%		15%	3%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Total investment return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.	67

NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2013

Note A – Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund (“International Equity Fund”), Baillie Gifford International Choice Fund (“International Choice Fund), Baillie Gifford EAFE Fund (“EAFE Fund”), Baillie Gifford EAFE Choice Fund (“EAFE Choice Fund”), Baillie Gifford Emerging Markets Fund (“Emerging Markets Fund”), and Baillie Gifford Global Alpha Equity Fund (“Global Alpha Equity Fund”) (each, a “Fund”, and collectively, the “Funds”) is a series of Baillie Gifford Funds (the “Trust”). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund, International Choice Fund, EAFE Fund, EAFE Choice Fund and Global Alpha Equity Fund offer five classes of shares, Class 1, Class 2, Class 3, Class 4 and Class 5 shares, and Emerging Markets Fund offers three classes of shares, Class I, Class II and Class III shares (an unlimited number of shares are authorized, without par value). At June 30, 2013, shares issued and outstanding for the International Equity Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the International Choice Fund were of Class 2 and Class 3, shares issued and outstanding for the EAFE Fund were of Class 1, Class 2, Class 3 and Class 5 shares, shares issued and outstanding for the EAFE Choice Fund were of Class 2, shares issued and outstanding for the Emerging Markets Fund were of Class II and Class III and shares issued outstanding for Global Alpha Equity Fund were of Class 1, Class 2 and Class 3 shares.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the “Manager”), pursuant to procedures approved by the trustees of the Trust (the “Trustees”). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

68

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds’ net asset values. If events materially affecting the value of the Funds’ portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 -	unadjusted quoted prices in active markets for identical investments
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are

69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2013 in valuing the Funds’ investments carried at fair value:

International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$36,519,864	$—	$—	$36,519,864
Australia	—	76,027,553	—	76,027,553
Belgium	—	14,096,221	—	14,096,221
Bermuda	—	14,083,767	—	14,083,767
Brazil	12,548,761	—	—	12,548,761
Canada	71,651,761	—	—	71,651,761
China	24,262,448	140,793,290	—	165,055,738
Denmark	—	41,017,094	—	41,017,094
Finland	—	72,690,780	—	72,690,780
France	—	69,108,947	—	69,108,947
Germany	—	90,502,181	—	90,502,181
India	—	13,755,158	—	13,755,158
Ireland	35,856,326	35,078,540	—	70,934,866
Japan	—	207,559,983	—	207,559,983
Netherlands	—	59,938,194	—	59,938,194
Norway	—	14,859,513	—	14,859,513
Peru	21,371,240	—	—	21,371,240
Portugal	—	7,082,061	—	7,082,061
Russia	—	50,244,044	—	50,244,044
Singapore	—	33,561,759	—	33,561,759
South Africa	17,838,655	56,603,299	—	74,441,954
South Korea	—	81,414,815	—	81,414,815
Spain	—	30,815,314	—	30,815,314
Sweden	—	114,380,188	—	114,380,188
Switzerland	—	60,443,738	—	60,443,738
Taiwan	—	80,179,421	—	80,179,421
Turkey	—	34,341,176	—	34,341,176
United Kingdom	—	428,557,667	—	428,557,667
United States	12,402,186	—	—	12,402,186
Total Common Stocks	232,451,241	1,827,134,703	—	2,059,585,944
Preferred Stocks
Brazil	11,661,721	—	—	11,661,721
Total	$244,112,962	$1,827,134,703	$—	$2,071,247,665
70

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

International Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$10,731,575	$—	$10,731,575
Belgium		923,984	—	923,984
Brazil	1,154,570	—	—	1,154,570
Canada	2,663,712	—	—	2,663,712
China	2,150,482	7,047,005	—	9,197,487
Denmark	—	5,421,862	—	5,421,862
Finland	—	1,873,753	—	1,873,753
France	934,642	2,201,155	—	3,135,797
Germany	—	2,218,858	—	2,218,858
India	718,991	1,192,898	—	1,911,889
Indonesia	—	2,004,440	—	2,004,440
Italy	—	3,687,268	—	3,687,268
Japan	—	21,436,918	—	21,436,918
Mexico	1,383,291	—	—	1,383,291
New Zealand	—	1,568,594	—	1,568,594
Philippines	—	807,563	—	807,563
Singapore	—	1,717,772	—	1,717,772
South Africa	—	3,052,104	—	3,052,104
South Korea	—	3,896,218	—	3,896,218
Spain	1,484,784	2,691,233	—	4,176,017
Sweden	—	11,594,841	—	11,594,841
Switzerland	—	11,856,872	—	11,856,872
Taiwan	1,164,071	1,603,092	—	2,767,163
Turkey	2,710,475	—	—	2,710,475
United Kingdom	—	28,606,404	—	28,606,404
United States	4,085,191	—	—	4,085,191
Total Common Stocks	18,450,209	126,134,409	—	144,584,618
Preferred Stocks
Brazil	1,102,076	—	—	1,102,076
Total	$19,552,285	$126,134,409	$—	$145,686,694
71

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

EAFE Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$16,196,328	$—	$—	$16,196,328
Australia	—	55,251,198	—	55,251,198
Brazil	13,791,023	—	—	13,791,023
Chile	7,655,800	—	—	7,655,800
China	108,286,548	141,461,258	—	249,747,806
Denmark	—	70,283,397	—	70,283,397
France	671,479	140,757,994	—	141,429,473
Germany	—	53,100,490	—	53,100,490
India	—	9,081,878	—	9,081,878
Ireland	—	11,098,630	—	11,098,630
Italy	—	78,523,410	—	78,523,410
Japan	11,852,228	169,029,826	—	180,882,054
Luxembourg	768,803	—	—	768,803
Netherlands	8,460,722	10,020,451	—	18,481,173
Norway	—	17,416,974	—	17,416,974
Peru	20,234,187	—	—	20,234,187
Portugal	—	19,717,781	—	19,717,781
Russia	8,775,835	—	—	8,775,835
Singapore	—	12,359,257	—	12,359,257
South Africa	—	3,355,689	—	3,355,689
South Korea	8,877,170	48,474,653	—	57,351,823
Spain	—	126,860,003	—	126,860,003
Sweden	—	179,570,773	—	179,570,773
Switzerland	—	164,662,562	—	164,662,562
Taiwan	14,852,134	—	—	14,852,134
Turkey	—	24,002,507	—	24,002,507
United Kingdom	—	328,636,131	—	328,636,131
Total Common Stocks	220,422,257	1,663,664,862	—	1,884,087,119
Preferred Stocks
Brazil	13,823,211	—		13,823,211
Germany	—	19,495,205	—	19,495,205
United Kingdom	640,361	—	—	640,361
Total Preferred Stocks	14,463,572	19,495,205	—	33,958,777
Rights
France	10			10
Total	$234,885,839	$1,683,160,067	$—	$1,918,045,906
72

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

EAFE Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$6,338,744	$—	$6,338,744
Belgium	—	523,714	—	523,714
China	973,400	4,689,226	—	5,662,626
Denmark	—	3,709,503	—	3,709,503
Finland	—	1,264,900	—	1,264,900
France	581,075	2,020,098	—	2,601,173
Germany	—	1,742,909	—	1,742,909
India	—	691,017	—	691,017
Italy	—	1,951,972	—	1,951,972
Japan	—	13,259,405	—	13,259,405
New Zealand	—	867,689	—	867,689
Singapore	—	1,173,754	—	1,173,754
South Africa	—	693,029	—	693,029
South Korea	—	864,165	—	864,165
Spain	881,046	1,281,372	—	2,162,418
Sweden	—	6,480,386	—	6,480,386
Switzerland	—	8,196,990	—	8,196,990
Taiwan	972,041	763,489	—	1,735,530
Turkey	—	995,698	—	995,698
United Kingdom	—	18,458,963	—	18,458,963
United States	2,554,242	—	—	2,554,242
Total Common Stocks	5,961,804	75,967,023	—	81,928,827
Preferred Stocks
Brazil	298,568	—	—	298,568
Total	$6,260,372	$75,967,023	$—	$82,227,395
73

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$6,367,352	$—	$—	$6,367,352
Australia	714,860	—	—	714,860
Brazil	11,573,802	—	—	11,573,802
Canada	2,009,851	—	—	2,009,851
Cayman Islands		3,713,020	—	3,713,020
China	5,846,013	68,074,447	—	73,920,460
Egypt	2,442,534	—	—	2,442,534
Guernsey	218,253	—	—	218,253
India	—	54,307,836	—	54,307,836
Indonesia	—	6,714,656	—	6,714,656
Malaysia	—	12,051,898	—	12,051,898
Mexico	18,795,808	—	—	18,795,808
Panama	4,781,422	—	—	4,781,422
Russia	—	13,097,384	—	13,097,384
South Africa	2,140,833	10,710,920	—	12,851,753
South Korea	—	60,690,303	—	60,690,303
Taiwan	—	44,655,542	—	44,655,542
Thailand	—	4,565,455	—	4,565,455
Turkey	—	6,287,575	—	6,287,575
Turkmenistan	—	16,573,616	—	16,573,616
United Kingdom	—	6,805,218	—	6,805,218
Total Common Stocks	54,890,728	308,247,870	—	363,138,598
Preferred Stocks
Brazil	8,347,835	—	—	8,347,835
South Korea	—	6,897,418	—	6,897,418
Total Preferred Stocks	8,347,835	6,897,418	—	15,245,253
Total	$63,238,563	$315,145,288	$—	$378,383,851
74

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Global Alpha Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$1,691,474	$—	$—	$1,691,474
Australia	—	3,861,319	—	3,861,319
Brazil	3,765,848	—	—	3,765,848
Canada	10,655,111	—	—	10,655,111
China	7,876,501	13,881,643	—	21,758,144
Denmark	—	5,671,019	—	5,671,019
Germany	—	2,702,784	—	2,702,784
Greece	5,294,930	—	—	5,294,930
India	1,533,825	—	—	1,533,825
Indonesia	—	1,303,725	—	1,303,725
Ireland	7,469,274	1,138,911	—	8,608,185
Japan	—	21,358,615	—	21,358,615
Mexico	2,738,325	—	—	2,738,325
Netherlands	1,851,630	—	—	1,851,630
Norway	—	3,465,451	—	3,465,451
Russia	—	1,437,117	—	1,437,117
South Africa	—	10,965,001	—	10,965,001
South Korea	—	4,949,043	—	4,949,043
Sweden	—	20,263,420	—	20,263,420
Switzerland	—	23,321,125	—	23,321,125
Taiwan	5,292,648	—	—	5,292,648
Turkey	1,823,535	2,456,573	—	4,280,108
Turkmenistan	—	1,604,926	—	1,604,926
United Kingdom	—	33,262,768	—	33,262,768
United States	148,499,433	—	—	148,499,433
Total Common Stocks	198,492,534	151,643,440	—	350,135,974
Preferred Stocks
Brazil	1,565,688	—	—	1,565,688
United Kingdom	60,029	—	—	60,029
Total Preferred Stocks	$1,625,717	$—	$—	$1,625,717
Total	$200,118,251	$151,643,440	$—	$351,761,691

It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

For the International Equity Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $1,827,134,703 and $244,112,962, respectively. $18,227,007 was transferred out of Level 2 into Level 1 and $26,898,252 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

For the International Choice Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $126,134,409 and $19,552,285 respectively. $306,008 was transferred out of Level 2 into Level 1 and $820,129 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

75

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the EAFE Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $1,663,664,862 and $234,885,839, respectively. $45,662,820 was transferred out of Level 2 into Level 1 and $14,779,204 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $75,967,023 and $6,260,372, respectively. $3,150,200 was transferred out of Level 2 into Level 1 and $4,909,587 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $315,145,288 and $63,238,563, respectively. $2,994,442 was transferred out of Level 2 into Level 1 and $30,426,577 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

For the Global Alpha Equity Fund fair value of Level 2 and Level 1 investments at 12/31/12 was $151,643,440 and $200,118,251, respectively. $1,317,101 was transferred out of Level 1 into Level 2 during the six months ended 6/30/13.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds’ third party pricing vendor. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not utilize derivatives for the six months ended June 30, 2013.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences

76

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds’ involvement in such currencies. At June 30, 2013, the Funds did not have any forward foreign currency contracts.

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

77

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2013, the Emerging Markets Fund recorded a receivable for Indian capital gains tax refund of $219,825 and a deferred liability for potential future Indian capital gains taxes of $525,855.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund and Emerging Markets Fund the tax periods 2009 through present remain subject to examination by the Internal Revenue Service. For the EAFE Choice Fund, the tax periods 2010 through present remain subject to examination. For the Global Alpha Equity Fund, the tax periods 2011 through present remain subject to examination. For the International Choice Fund, the present tax period remains subject to examination.

At June 30, 2013 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss No Expiration	Capital Loss Available Total
International Equity	$—	$—	$—	$14,497,529	$14,497,529
EAFE	7,597,549	3,833,395	10,342,232	42,086,057	63,859,233
EAFE Choice	—	—	—	11,482,322	11,482,322
Emerging Markets	—	—	—	14,611,272	14,611,272
Global Alpha Equity	—	—	—	516,037	516,037
78

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The amounts in the table below are characterized as short-term capital losses and have no expiration.

Short-Term
Fund	Capital Losses
International Equity	$14,497,529
EAFE	968,931
EAFE Choice	3,582,961
Emerging Markets	14,611,272
Global Alpha Equity	516,037

Realized capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses/Late-Year Specified”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended December 31, 2012, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

At December 31, 2012, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Late-Year Specified Losses	Capital Loss Carryforwards	Post October Capital Losses	Net Unrealized Appreciation on Investments and Foreign Currencies	Total Accumulated Earnings
International Equity	$3,439,816	$—	$(14,497,529)	$—	$281,147,976	$270,090,263
International Choice	79,854	—	—	(23,530)	690,023	746,347
EAFE	383,315	—	(63,859,233)	—	413,378,713	349,902,795
EAFE Choice	439,291	—	(11,482,322)	(1,213,927)	16,662,856	4,405,898
Emerging Markets	6,418,872	(658,817)	(14,611,272)	—	75,226,104	66,374,887
Global Alpha Equity	392,466	—	(516,037)	(1,189,899)	28,150,600	26,837,130

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

79

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the year ended December 31, 2012, the tax characters of the dividends paid were:

Ordinary
Fund	Income
International Equity	$33,512,610
International Choice	30,032
EAFE	21,301,039
EAFE Choice	5,086,503
Emerging Markets	5,972,731
Global Alpha Equity	3,007,134

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B – Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund’s average net assets.

Management
Fund	Fee
International Equity	0.25%
International Choice	0.25%
EAFE	0.25%
EAFE Choice	0.25%
Emerging Markets	0.50%
Global Alpha Equity	0.30%
80

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the period ended June 30, 2013, the Funds incurred management fees as follows:

Fund	Management Fee	Management Fee Waiver/Expenses Reimbursed
International Equity	$2,693,699	$—
International Choice*	75,045	1,267
EAFE	2,601,206	—
EAFE Choice	183,232	—
Emerging Markets	1,115,679	—
Global Alpha Equity	503,525	—

*Effective September 25, 2012, the Manager has contractually agreed to waive its fees and/or bear other expenses through April 30, 2013 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85%.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds’ average daily net assets attributed to each class of share as follows:

	International Equity	International Choice*	EAFE	EAFE Choice**	Emerging Markets	Global Alpha Equity
Class 1/I	0.45%	0.45%	0.45%	0.45%	0.30%	0.45%
Class 2/II	0.27%	0.27%	0.27%	0.27%	0.25%	0.27%
Class 3/III	0.20%	0.20%	0.20%	0.20%	0.10%	0.20%
Class 4	0.17%	0.17%	0.17%	0.17%	N/A	0.17%
Class 5	0.12%	0.12%	0.12%	0.12%	N/A	0.12%

*	International Choice Fund Class 1 was redeemed on April 9, 2013.
**	EAFE Choice Fund Class 3 was redeemed on April 16, 2013.

For the six months ended June 30, 2013, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	International Choice*	EAFE	EAFE Choice**	Emerging Markets	Global Alpha Equity
Class 1/I	$140,725	$31,570	$102,878	N/A	N/A	$55,215
Class 2/II	890,508	16,904	1,105,271	$110,542	$26,680	85,177
Class 3/III	931,712	33,483	575,369	64,229	212,464	248,050
Class 4	425,907	N/A	N/A	N/A	N/A	N/A
Class 5	N/A	N/A	384,692	N/A	N/A	N/A
81

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

*	International Choice Fund Class 1 was redeemed on April 9, 2013.
**	EAFE Choice Fund Class 3 was redeemed on April 16, 2013.

Note C – Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
International Equity	$234,848,541	$191,926,842
International Choice	30,578,633	2,428,115
EAFE	148,122,329	324,087,028
EAFE Choice	6,458,043	32,724,709
Emerging Markets	59,828,708	119,259,475
Global Alpha Equity	108,874,474	33,369,578

For the six months ended June 30, 2013, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
International Equity	$—	$17,374,309
International Choice	98,989,360	—
EAFE	—	—
EAFE Choice	—	82,176,995
Emerging Markets	—	—
Global Alpha Equity	—	—

The Funds’ cost of investments and gross unrealized appreciation (depreciation) at June 30, 2013 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
International Equity	1,810,565,997	361,475,014	(100,793,346)	260,681,668
International Choice	150,035,944	2,796,833	(7,146,083)	(4,349,250)
EAFE	1,480,946,883	539,356,311	(102,257,288)	437,099,023
EAFE Choice	65,165,591	19,150,052	(2,088,248)	17,061,804
Emerging Markets	336,009,718	71,660,814	(29,286,681)	42,374,133
Global Alpha Equity	304,182,529	55,450,367	(7,871,205)	47,579,162
82

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Note D – Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares		Class 2 Shares
	For the		For the
	Six Months Ended		Six Months Ended
	June 30, 2013		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	29,617	$324,740	3,105,605	$33,049,604
Redemption fees	—	2,327	—	24,454
Purchase premium	—	3,615	—	39,265
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(94,760)	(1,026,838)	(10,613,338)	(112,285,811)
Net decrease	(65,143)	$(696,156)	(7,507,733)	$(79,172,488)

	International Equity Fund
	Class 3 Shares		Class 4 Shares
	For the		For the
	Six Months Ended		Six Months Ended
	June 30, 2013		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	12,358,920	$131,708,747	—	—
Redemption fees	—	34,717	—	18,614
Purchase premium	—	53,702	—	28,714
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,144,897)	(22,133,200)	(3,199,810)	(35,218,367)
Net increase	10,214,023	$109,663,966	(3,199,810)	$(35,171,039)
83

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Equity Fund
	Class 1 Shares		Class 2 Shares
	For the		For the
	Year Ended		Year Ended
	December 31, 2012		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	6,237,448	$57,372,832	32,047,741	$310,822,024
Redemption fees	—	6,852	—	59,689
Purchase premium	—	79,717	—	652,621
Shares issued in reinvestment of dividends and distributions	60,511	621,138	1,041,817	10,667,156
Shares redeemed	(7,740,481)	(72,816,528)	(63,787,178)	(615,053,580)
Net decrease	(1,442,522)	$(14,735,989)	(30,697,620)	$(292,852,090)

	International Equity Fund
	Class 3 Shares		Class 4 Shares
	For the		For the
	Year Ended		Year Ended
	December 31, 2012		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	71,453,072	$691,940,811	46,724,347	$458,126,968
Redemption fees	—	41,412	—	21,095
Purchase premium	—	386,643	—	197,554
Shares issued in reinvestment of dividends and distributions	1,318,383	13,666,431	785,893	8,324,082
Shares redeemed	(32,872,204)	(302,097,134)	(1,099,140)	(11,067,960)

	International Choice Fund

	Class 1 Shares		Class 2 Shares
	For the Period		For the Period
	January 1, 2013		April 9, 2013**
	through		through
	April 9, 2013*		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,836,580	$52,311,614
Purchase premium	—	—	—	23,087
Shares redeemed	(2,403,571)	(26,363,614)	—	—
Net increase	(2,403,571)	$(26,363,614)	4,836,580	$52,334,701

*	International Choice Fund Class 1 was redeemed on April 9, 2013.
**	Commencement of investments operations.
84

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Choice Fund

	Class 3 Shares		Class 1 Shares
	For the Period		For the Period
	May 1, 2013**		September 24, 2012**
	through		Year Ended
	June 30, 2013		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	8,829,013	$101,519,199	2,400,632	$23,986,930
Purchase premium	—	51,323	—	48,070
Shares issued in reinvestment of dividends and distributions	—	—	2,939	30,032
Net decrease	8,829,013	$101,570,522	2,403,571	$24,065,032

**Commencement of investments operations.

	EAFE Fund
	Class 1 Shares		Class 2 Shares
	For the		For the
	Six Months Ended		Six Months Ended
	June 30, 2013		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	—	$—	705,300	$7,085,800
Redemption fees	—	6,445	—	110,996
Purchase premium	—	327	—	5,354
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(22,554,184)	(230,619,406)
Net increase	—	$6,772	(21,848,884)	$(223,417,256)

	EAFE Fund

	Class 3 Shares		Class 5 Shares
	For the		For the
	Six Months Ended		Six Months Ended
	June 30, 2013		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	10,949,007	$110,316,679	—	$—
Redemption fees	—	80,797	—	90,378
Purchase premium	—	3,933	—	4,586
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(7,091,331)	(72,108,162)	—	—
Net decrease	3,857,676	$38,293,247	—	$94,964
85

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund
	Class 1 Shares		Class 2 Shares
	For the		For the
	Year Ended		Year Ended
	December 31, 2012		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,316,280	$20,956,314	17,391,014	$161,201,621
Redemption fees	—	1,742	—	36,183
Purchase premium	—	3,667	—	75,854
Shares issued in reinvestment of dividends and distributions	35,425	346,140	854,869	8,327,874
Shares redeemed	(269,143)	(2,503,756)	(4,669,419)	(42,719,584)
Net increase (decrease)	2,082,562	$18,804,107	13,576,464	$126,921,948

	EAFE Fund
	Class 3 Shares		Class 4 Shares
			For the Period
	For the		January 1, 2012
	Year Ended		through
	December 31, 2012		July 18, 2012*
	Shares	Amount	Shares	Amount
Shares sold
Redemption fees	784,074	$7,485,000	5,853,166	$49,900,000
Purchase premium	—	19,378	—	4,000
Shares issued in reinvestment of dividends and distributions	—	40,423	—	35,418
Shares redeemed	419,985	4,098,931	—	—
Net increase	(11,276,683)	(102,190,959)	(61,504,009)	(532,921,389)
	(10,072,624)	$(90,547,227)	(55,650,843)	$(482,981,971)

*EAFE Fund Class 4 was redeemed on July 18, 2012.

	EAFE Fund
	Class 5 Shares
	For the Period
	July 18, 2012*
	through
	December 31, 2012
	Shares	Amount

Shares sold	61,467,121	$532,921,390
Redemption fees	—	20,052
Purchase premium	—	15,108
Shares issued in reinvestment of	698,065	6,828,751
Shares redeemed	—	—
Net increase (decrease)	62,165,186	$539,785,301

*Commencement of investment operations.

86

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Choice Fund
			Class 3 Shares
	Class 2 Shares		For the Period
	For the		January 1, 2013
	Six Months Ended		through
	June 30, 2013		04/16/2013*
	Shares	Amount	Shares	Amount
Shares sold	2,463,329	$29,426,933	8,004,328	$90,951,574
Redemption fees	—	39,090	—	14,152
Shares redeemed	(9,343,345)	(106,905,505)	(10,459,784)	(125,975,781)
Net decrease	(6,880,016)	$(77,439,482)	(2,455,456)	$(35,010,055)

*EAFE Choice Fund Class 3 was redeemed on April 16, 2013.

	EAFE Choice Fund
	Class 2 Shares		Class 3 Shares
			For the Period
	For the		January 23, 2012*
	Year Ended		through
	December 31, 2012		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,535,934	$16,067,800	4,181,134	$42,471,000
Redemption fees	—	26,712	—	5,436
Purchase premium	—	26,992	—	7,208
Shares issued in reinvestment of dividends and distributions	389,332	4,309,208	70,018	777,295
Shares redeemed	(169,016)	(1,902,854)	(1,795,696)	(19,529,294)
Net increase	1,756,250	$18,527,858	2,455,456	$23,731,645

*Commencement of investment operations.

	EAFE Choice Fund
	Class 4 Shares
	For the Period
	January 1, 2012
	through
	January 24, 2012*
	Shares	Amount
Shares redeemed	(4,032,673)	$(41,473,001)
Net decrease	(4,032,673)	$(41,473,001)

*EAFE Choice Fund Class 4 was redeemed on January 24, 2012.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Emerging Markets Fund
	Class II Shares
	For the Period		Class III Shares
	April 9, 2013*		For the
	through		Six Months Ended
	June 30, 2013		June 30, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,031,675	$47,294,135	—	$—
Redemption fees	—	16,674	—	166,935
Purchase premium	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(7,569,977)	(120,737,744)
Net increase (decrease)	3,031,675	$47,310,809	(7,569,977)	$(120,570,809)

*Commencement of investment operations.

	Emerging Markets Fund
	Class II Shares
	For the Period		Class III Shares
	January 23, 2012*		For the
	through		Year Ended
	April 19, 2012**		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,974,300	$47,197,419	8,818,329	$144,762,741
Redemption fees	—	—	—	77,647
Purchase premium	—	12,799	—	512,451
Shares issued in reinvestment of dividends and distributions	—	—	379,183	5,972,731
Shares redeemed	(2,974,300)	(49,787,991)	(4,884,951)	(78,256,316)
Net increase (decrease)	—	$(2,577,773)	4,312,561	$73,069,254

*	Commencement of investment operations.
**	Emerging Markets Fund Class II was redeemed on April 19, 2012.

	Global Alpha Equity Fund

			Class 2 Shares
	Class 1 Shares		For the Period
	For the		January 3, 2013*
	Six Months Ended		through
	June 30, 2013		June 30, 2013
	Shares	Amount	Amount	Shares

Shares sold	25,033	$299,400	6,643,087	$77,622,548
Purchase premium	—	11,713	—	28,494
Net increase	25,033	$311,113	6,643,087	$77,651,042

*Commencement of investment operations.

88

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Global Alpha Equity Fund

	Class 3 Shares
	For the
	Six Months Ended
	June 30, 2013
	Shares	Amount

Shares sold	122,034	$1,497,000
Purchase premium	—	118,949
Net increase	122,034	$1,615,949

	Global Alpha Equity Fund
	Class 1 Shares		Class 2 Shares
	For the Period		For the Period
	May 3, 2012*		July 31, 2012*
	through		through
	December 31, 2012		October 8, 2012**
	Shares	Amount	Amount	Shares

Shares sold	2,025,187	$21,556,800	9,294,664	$96,384,748
Purchase premium	—	9,241	—	15,959
Shares issued in reinvestment of dividends and distributions	20,585	226,914	—	—
Shares redeemed	—	—	(9,294,664)	(104,146,842)
Net increase (decrease)	2,045,772	$21,792,955	—	$(7,746,135)

*	Commencement of investment operations.
**	Global Alpha Equity Fund Class 2 was redeemed on October 8, 2012.

	Global Alpha Equity Fund

	Class 3 Shares
	For the
	Year Ended
	December 31, 2012
	Shares	Amount

Shares sold	9,131,191	$104,146,842
Purchase premium	—	53,768
Shares issued in reinvestment of dividends and distributions	243,680	2,780,220
Shares redeemed	—	—
Net increase	9,374,871	$106,980,830
89

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Funds charge purchase premiums and redemption fees as follows:

Fund	Purchase Premium	Redemption Fee
	(Basis Point)	(Basis Point)
International Equity	20	15
EAFE	20	15
EAFE Choice	20	15
Emerging Markets	55	25
Global Alpha Equity	20	15

The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager’s discretion.

Note E – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2013, Kentucky Teachers’ Retirement System owned 32.29% of the EAFE Fund; Graphic Packaging Holdings Company owned 65.80% of the EAFE Choice Fund; the Municipal Fire & Police Retirement System of Iowa owned 64.54% of the International Choice Fund; Nebraska State Investment Council owned 48.97% of the Emerging Markets Fund; and Freeport McMoran Corporation Defined Benefit Master Trust owned 37.95% and Promedica Health owned 32.28% of the Global Alpha Equity Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F – Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G – New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. In January 2013, FASB issued ASU No. 2013-01which clarifies the scope of ASU No. 2011-11. At this time, management is evaluating the implications of ASU No. 2011-11 and ASU No. 2013-01 and its impact on the financial statements has not yet been determined.

90

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
June 30, 2013

Note H – Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. Management of the Funds has evaluated subsequent events and has determined there were no events that required recognition or disclosure in the Funds’ financial statements.

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Supplemental Information (unaudited)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee(4)
Trustees
John G. Barrie, Jr. Age: 72	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	8

George W. Browning Age: 70	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	8
Bruce C. Long Age: 67	Trustee	Since 2009	CEO of K STREAM LLC (financial services); Consultant, Carpenter Group (financial services); Consultant, DALBAR, Inc., (financial measurements). Formerly: Executive Vice President, Guardian Life Insurance (financial services) and director of various entities.	8
Interested Trustee
Peter Hadden(5) Age: 55	Trustee, Chairman of the Board and President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Ltd. (investment adviser).	8
Officers (other than Officers who are also Trustees)
Dickson Jackson Age: 41	Vice President	Since 2005	Director, Investment Operations, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Andrew Telfer Age: 45	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Peter Cooke Age: 49	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager).	N/A
Michael Stirling-Aird Age: 36	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Julie Wilson Age: 37	Vice President	Since 2012	Assistant Manager, Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Nigel Cessford Age: 50	Treasurer	Since 2005	Head of Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Angus N.G. Macdonald Age: 47	Secretary	Since 2000	Head of Legal for the Baillie Gifford Group(investment manager).	N/A
Graham Laybourn Age: 46	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment manager), Director of Regulatory Risk & Legal for the Baillie Gifford Group.	N/A

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(1)	The address of each trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2)	There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the trustees at any time.
(3)	Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4)	The number of Funds in the Fund complex overseen by the Trustee includes North American Equity Fund and the EAFE Pure Fund, two series of the Trust which have not yet commenced operations.
(5)	Mr. Hadden is an “interested person” (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds’ Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

93

BAILLIE GIFFORD FUNDS

SHAREHOLDER REPORT DISCLOSURE
REGARDING 2013 CONTRACT RENEWAL

On June 20, 2013, the Board of Trustees (the “Board”) of the Baillie Gifford Funds (the “Trust”), including those trustees who are not interested persons as defined by the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the investment advisory agreements (each an “Advisory Agreement”) between the Trust on behalf of the International Equity Fund, the EAFE Fund, the EAFE Choice Fund, the Emerging Markets Fund and the Global Alpha Equity Fund (each a “Fund” and collectively, the “Funds”) and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board prior to the Board meeting to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, “Lipper”) and independent legal counsel with respect to contract renewal. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees then presented their findings and recommendations to the Board.

Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew its respective Advisory Agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

International Equity Fund, EAFE Fund, EAFE Choice Fund, Emerging Markets Fund and Global Alpha Equity Fund

The Board considered the nature, extent and quality of the services provided by the Manager to the International Equity Fund, the EAFE Fund, the EAFE Choice Fund, the Emerging Markets Fund and the Global Alpha Equity Fund. The Board noted that, pursuant to each Fund’s Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager receives a shareholder service fee. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund’s performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund’s management fee and shareholder service fee. The Board also reviewed the Manager’s financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The

94

Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

The Board reviewed the Manager’s revenues received with respect to the Funds and the nature of the Manager’s resources expended in providing advisory services to the Funds. The Board considered the Manager’s estimated profitability with respect to the Funds and concluded that it was not unreasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

International Equity Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (February 7, 2008) periods ended April 30, 2013 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and calendar year returns from 2009 through 2012. The Board noted that the Fund’s performance was below the average of the performance universe for the one-year period and above the average for the other periods reviewed. The Board concluded that the Fund’s relative performance was satisfactory.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1) and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund’s management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale and considered that the Manager had contractually reduced the management fee by .05% the prior year. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (March 6, 2008) periods ended April 30, 2013 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and calendar year returns from 2009 through 2012. The Board noted that the Fund’s performance was below the average of the performance universe for the one-year period and above the average for the other periods reviewed and concluded that the Fund’s relative performance was satisfactory.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1) and total expense ratio and compared them to the average management fees and expense

95

ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund’s management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

The Board reviewed total return information for the one- and three-year and since inception (December 17, 2009) periods ended April 30, 2013 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and calendar year returns from 2010 through 2012. The Board noted that the Fund’s performance was above the average of the performance universe for each period reviewed. The Board concluded that the Fund’s relative performance was satisfactory.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1) and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was above the average management fee of the expense group and below the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund’s management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Emerging Markets Fund

The Board reviewed total return information for the one-, three-, five-, ten-year and since inception (April 4, 2003) periods ended April 30, 2013 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and calendar year returns from 2004 through 2012. The Board noted that the Fund’s performance was below the average of the performance universe for the one-, three- and five-year periods, although the Fund had top quintile investment performance compared to the performance universe for the ten-year and since inception periods. The Board considered the Manager’s explanation for the underperformance which was due to stock selection primarily in the energy sector and concluded that the relative performance was satisfactory.

96

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class I) and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class I) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund’s management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Global Alpha Equity Fund

The Board reviewed total return information for the one-year and since inception (November 15, 2011) periods ended April 30, 2013 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and calendar year returns for 2012. The Board noted that the Fund’s performance was above the average of the performance universe for each period reviewed. The Board concluded that the Fund’s performance was satisfactory for each period reviewed.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1) and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was above the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund’s management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee rate was on the low end of the spectrum in the expense group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund.

97

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report on Form N-CSR:

Emerging Markets Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Turkiye Halk Bankasi	HALKB TI	B1WTMP0	36,900 6,500	04/29/2013 05/03/2013	289,200	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 9, 2013

By (Signature and Title)*	/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	September 9, 2013

* Print the name and title of each signing officer under his or her signature.